Document And Entity Information	9 Months Ended
	Dec. 31, 2011	Mar. 02, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	India Globalization Capital, Inc.
Document Type	S-1
Current Fiscal Year End Date	--03-31
Entity Common Stock, Shares Outstanding		52,460,433
Amendment Flag	false
Entity Central Index Key	0001326205
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2010
Current assets:
Cash and cash equivalents	$ 4,444,972	$ 1,583,284	$ 842,923
Accounts receivable, net of allowances	5,971,786	3,312,051	4,783,327
Inventories	767,432	133,539	162,418
Advance taxes	41,452	41,452	119,834
Deferred income taxes			25,345
Dues from related parties	239,947		3,114,572
Prepaid expenses and other current assets	3,097,845	1,474,838	2,054,462
Total current assets	14,563,434	6,545,164	11,102,881
Goodwill	952,836	410,454	6,146,720
Property, plant and equipment, net	8,021,606	1,231,761	1,748,436
Intangible assets	3,880,957
Investments in affiliates	6,303,315	6,428,800	8,443,181
Investments-others	766,060	877,863	810,890
Deferred income taxes	180,929		4,075,461
Restricted cash	182,619	1,919,404	2,169,939
Other non-current assets	246,863	748,623	872,184
Total assets	35,098,619	18,162,069	35,369,692
Current liabilities:
Short term borrowings and current portion of long term debt	764,871	901,343	1,389,041
Trade payables	998,560	1,311,963	1,839,405
Accrued expenses	1,316,012	349,149	461,259
Notes payable	3,485,254	3,920,000	4,120,000
Taxes payable	3,085,107
Other taxes payable	1,764,816
Dues to related parties	310,643		149,087
Deferred tax liabilities	135,980
Other current liabilities	1,091,603	94,892	149,942
Total current liabilities	12,952,846	6,577,347	8,108,734
Deferred income taxes	713,897
Other non-current liabilities	4,270,023	1,209,479	1,107,498
Total liabilities	17,936,766	7,786,826	9,216,232
Shares potentially subject to rescission rights (4,868,590 shares issued and outstanding)	3,082,384	3,082,384
Stockholders' equity:
Common stock — $0001 par value; 75,000,000 shares authorized; 14,890,181 issued and outstanding at March 31, 2011 and 12,989,207 issued and outstanding at March 31, 2010	4,760	1,490	1,300
Additional paid-in capital	48,887,101	38,860,319	36,805,724
Accumulated other comprehensive income	(2,625,115)	(2,502,596)	(2,578,405)
Retained earnings (Deficit)	(33,252,738)	(29,692,907)	(9,452,000)
Total equity attributable to the parent	13,014,008	6,666,306	24,776,419
Non-controlling interest	1,065,461	626,553	1,376,841
Total stockholders’ equity	14,079,469	7,292,859	26,153,460
Total liabilities and stockholders' equity	$ 35,098,619	$ 18,162,069	$ 35,369,692

CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2010
Common stock, shares potentially subject to recission rights	4,868,590	4,868,590
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	150,000,000	75,000,000	75,000,000
Common stock, shares issued	47,591,843	14,890,181	12,989,207
Common stock, shares outstanding	47,591,843	14,890,181	12,989,207

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011	Mar. 31, 2010
Revenues	$ 986,799	$ 484,106	$ 2,959,167	$ 3,294,103	$ 4,073,919	$ 17,897,826
Cost of revenues	(1,024,817)	(457,379)	(2,902,650)	(3,053,512)	(3,914,655)	(15,671,840)
Selling, General and Administrative expenses	(968,890)	(1,054,894)	(2,354,405)	(2,399,503)	(7,283,089)	(5,614,673)
Depreciation	(42,360)	(461,627)	(169,225)	(659,002)	(785,066)	(603,153)
Impairment loss – goodwill					(5,792,849)
Impairment loss – investments					(2,184,599)
Operating income (loss)	(1,049,268)	(1,489,794)	(2,467,113)	(2,817,914)	(7,908,891)	(3,991,840)
Interest expense	(174,353)	(307,630)	(624,086)	(718,339)	(1,395,433)	(1,221,466)
Amortization of debt discount/Loss on extinguishment of debt				(356,436)	(191,804)	(356,436)
Interest Income	59,629	40,657	186,061	170,438	262,826	210,097
Other Income	(716,364)	(25,914)	(706,440)	34,558	301,182	281,782
Loss on dilution of stake in Sricon						(2,856,088)
Equity in earnings of affiliates						16,446
Income before income taxes and minority interest attributable to non-controlling interest	(1,880,356)	(1,782,681)	(3,611,578)	(3,687,693)	(16,909,568)	(7,917,505)
Earnings in Income from Affiliates	(33,588)		28,463
Income taxes benefit/ (expense)		20,212		475,226	(4,100,385)	3,109,704
Net income	(1,913,944)	(1,762,469)	(3,583,115)	(3,212,467)	(21,009,953)	(4,807,801)
Non-controlling interests in earnings of subsidiaries	12,569	13,451	23,284	16,014	769,046	18,490
Net income / (loss) attributable to common stockholders	$ (1,901,375)	$ (1,749,018)	$ (3,559,831)	$ (3,196,453)	$ (20,240,907)	$ (4,789,311)
Earnings per share attributable to common stockholders:
Basic (in Dollars per share)	$ (0.09)	$ (0.12)	$ (0.17)	$ (0.23)	$ (1.34)	$ (0.42)
Diluted (in Dollars per share)	$ (0.09)	$ (0.12)	$ (0.17)	$ (0.23)	$ (1.34)	$ (0.42)
Weighted-average number of shares used in computing earnings per share amounts:
Basic (in Shares)	21,301,092	14,750,483	20,880,604	13,814,634	15,108,920	11,537,857
Diluted (in Shares)	21,301,092	14,750,483	20,880,604	13,814,634	15,108,920	11,537,857

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011	Mar. 31, 2010
Net income / (loss)	$ (1,901,375)	$ (1,749,018)	$ (3,559,831)	$ (3,196,453)	$ (20,240,907)	$ (4,789,311)
Parent [Member]
Net income / (loss)	(1,901,375)	(1,749,018)	(3,559,831)	(3,196,453)	(20,240,907)	(4,789,311)
Foreign currency translation adjustments	21,892	60,941	(122,519)	34,774	75,809	3,499,767
Deconsolidation of Sricon						(1,148,591)
Comprehensive income (loss)	(1,879,483)	(1,688,077)	(3,682,350)	(3,161,679)	(20,165,098)	(2,438,135)
Noncontrolling Interest [Member]
Net income / (loss)	(12,569)	(13,451)	(23,284)	(16,014)	(769,046)	(18,490)
Foreign currency translation adjustments	(100,167)	(7,576)	(99,123)	4,594	18,758	(2,230,182)
Comprehensive income (loss)	(112,736)	(21,027)	(122,407)	(11,420)	(750,288)	(2,248,672)
Comprehensive Income [Member]
Net income / (loss)	(1,913,944)	(1,762,469)	(3,583,115)	(3,212,467)	(21,009,953)	(4,807,801)
Foreign currency translation adjustments	(78,275)	53,365	(221,642)	39,368	94,567	1,269,585
Deconsolidation of Sricon						(1,148,591)
Comprehensive income (loss)	$ (1,992,219)	$ (1,709,104)	$ (3,804,757)	$ (3,173,099)	$ (20,915,385)	$ (4,686,807)

CONSOLIDATED STATEMENT OF STOCKHOLDERS EQUITY (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Total
Balance at Mar. 31, 2009	$ 1,009	$ 33,186,530	$ (4,662,689)	$ (4,929,581)	$ 14,262,606	$ 37,857,875
Balance, shares (in Shares) at Mar. 31, 2009	10,091,171
Stock Option for 1,413,000 grants		90,996				90,996
Issue of 78,820 common stock to officers and directors	8	39,402				39,410
Issue of 78,820 common stock to officers and directors (in Shares)	78,820
Issuance of Common Stock to Red Chip Companies	2	13,198				13,200
Issuance of Common Stock to Red Chip Companies (in Shares)	15,000
Issuance of 1,599,000 common stock to institutional investors	160	1,638,690				1,638,850
Issuance of 1,599,000 common stock to institutional investors (in Shares)	1,599,000
Issue of 530,000 common stock to Bricoleur Capital	53	712,822				712,875
Issue of 530,000 common stock to Bricoleur Capital (in Shares)	530,000
Issue of 530,000 common stock to Oliveira	53	586,732				586,785
Issue of 530,000 common stock to Oliveira (in Shares)	530,000
Interest exp. towards of 530000 shares towards Bricoleur Capital loan		197,412				197,412
Interest exp. towards of 530000 shares towards Oliveira loan		162,408				162,408
Issue of 145,216 common stock under ATM agency agreement	15	179,874			(10,484)	169,405
Issue of 145,216 common stock under ATM agency agreement (in Shares)	145,216
Dividend Option		(2,340)				(2,340)
Loss on Translation				3,499,767	(2,219,698)	1,280,069
Stock options issued						130,399
Impact of de-consolidation of Sricon				(1,148,591)		(1,148,591)
Elimination of non-controlling interest pertaining to Sricon					(10,637,093)	(10,637,093)
Net income for non-controlling interest					(18,490)	(18,490)
Net income / (loss)			(4,789,311)			(4,789,311)
Balance at Mar. 31, 2010	1,300	36,805,724	(9,452,000)	(2,578,405)	1,376,841	26,153,460
Balance, shares (in Shares) at Mar. 31, 2010	12,989,207					12,989,207
Issuance of common stock	190	1,761,452			1,761,642
Issuance of common stock, shares (in Shares)	1,900,974
Interest expense		359,820			359,820
Dividend Option Reversed		2,340			2,340
Loss on Translation				75,809	18,758	94,567
Road show expense incurred towards raising capital-issue of shares		(69,017)				(69,017)
Net income for non-controlling interest					(769,046)	(769,046)
Net income / (loss)			(20,240,907)			(20,240,907)
Balance at Mar. 31, 2011	1,490	38,860,319	(29,692,907)	(2,502,596)	626,553	7,292,859
Balance, shares (in Shares) at Mar. 31, 2011	14,890,181					14,890,181
Issuance of common stock	120	582,004				582,124
Issuance of common stock, shares (in Shares)	1,201,662
Loss on Translation				(122,519)	(99,122)	(221,641)
Purchase consideration on acquisition of Ironman	3,150	9,209,511				9,212,661
Purchase consideration on acquisition of Ironman (in Shares)	31,500,000
Stock options issued		235,267				235,267
Net income for non-controlling interest				(23,284)	(23,284)	(23,284)
Net income / (loss)			(3,559,831)			(3,559,831)
Non-controlling interest on acquisition of Ironman	561,314
Non-controlling interest on acquisition of Ironman (in Shares)	561,314
Balance at Dec. 31, 2011	$ 4,760	$ 48,887,101	$ (33,252,738)	$ (2,625,115)	$ 1,065,461	$ 14,079,469
Balance, shares (in Shares) at Dec. 31, 2011	47,591,843					47,591,843

CONSOLIDATED STATEMENT OF STOCKHOLDERS EQUITY (Parentheticals)	12 Months Ended
Mar. 31, 2010
Issuance of shares to institutional investors | Common Stock [Member]
Common stock, number of shares issued	1,599,000
Issuance of shares to Brincoleur Capital | Common Stock [Member]
Common stock, number of shares issued	530,000
Issuance of shares to Oliveria | Common Stock [Member]
Common stock, number of shares issued	530,000
Issuance of shares under ATM Agency Agreement | Common Stock [Member]
Common stock, number of shares issued	145,216
Common Stock [Member]
Common stock, number of shares issued	78,820
Additional Paid-in Capital [Member]
Number of stock options granted	1,413,000

CONSOLIDATED STATEMENT OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011	Mar. 31, 2010
Net income (loss)	$ (3,583,115)	$ (3,212,467)	$ (21,009,953)	$ (4,807,801)
Adjustment to reconcile net income (loss) to net cash:
Non-cash compensation expense	235,267			130,399
Non-cash expense for investor relation related services			24,239
Deferred taxes		(449,635)	4,100,385	(3,254,786)
Depreciation	169,225	659,002	785,066	603,153
Loss / (gain) on sale of property, plant and equipment		19,503		(3,715)
Amortization of debt discount		359,820		356,437
Interest expense (including non-cash)	491,147	296,200	917,401	1,130,377
Unrealized exchange differences	818,876	(17,787)
Profits relating to de-consolidated subsidiary				(34,744)
Write back of liability			(269,124)
Provision for doubtful receivables and bad debts written off			4,644,028
Loss on extinguishment of debt			191,804	586,785
Loss on dilution of stake in Sricon				2,856,088
Impairment loss – goodwill			5,792,849
Impairment loss – Sricon investment			2,184,599
Deferred acquisition cost written off				1,854,750
Equity in earnings of affiliates				(16,446)
Accrued unrealized share in the profit of the joint venture	(28,463)
Changes in:
Accounts receivable	748,522	(674,956)	(6,822)	(3,056,548)
Unbilled receivable	0	0	0	0
Inventories	54,309	(169,100)	30,235	1,775,101
Prepaid expenses and other current assets	(523,045)	(13,600)	1,348,513	(307,538)
Trade payables	(112,787)	1,425,924	(1,499,804)	1,504,339
Advance from customers	0	0	0	0
Other current liabilities	12,909	(96,117)	(89,898)	(1,013,403)
Other non-current liabilities	(369,679)		91,364	(461,709)
Interest receivable – convertible debenture	0	0	0	0
Non-current assets	415,324		130,382	231,571
Accrued Expenses	472,892	(333,454)
Net cash used in operating activities	(1,198,618)	(2,206,667)	(2,634,736)	(1,927,690)
Cash flow from investing activities:
Purchase of property and equipment			(285,441)	(1,264,245)
Proceeds from sale of property and equipment	(2,853)	2,632	30,705	463,825
Proceeds from sale of short term investments	0	0	0	0
Redemption of convertible debentures	0	0	0	0
Proceeds from/ (Investment in) non-current investments (joint ventures etc.)		(267,844)	(59,235)	(698,174)
Deposits towards acquisitions (net of cash acquired)	0	0	0	0
Restricted cash	1,554,272	273,750	269,270	(582,081)
Net cash movement relating to de-consolidation of subsidiary				(102,045)
Investment in acquisitions net of cash acquired	2,678,119
Net cash provided/(used) in investing activities	4,229,538	8,538	(44,701)	(2,182,720)
Cash flows from financing activities:
Proceeds from/ (Repayment of) short term borrowings	8,201	22,468	(229,068)	61,585
Proceeds from long-term borrowings	0	0	0	0
Repayment of long term borrowings		(200,000)		(687,956)
Expenses for issuance of stock			(66,677)
Issuance of equity shares			3,910,575	1,833,780
Due to related parties	0	0	0	0
Proceeds from/notes payable				2,000,000
Repayment of notes payable			(200,000)
Interest paid				(287,883)
Net proceeds from issue of equity shares		3,001,118
Net cash provided/(used) by financing activities	8,201	2,823,586	3,414,830	2,919,526
Effects of exchange rate changes on cash and cash equivalents	(177,433)	1,811	4,968	(95,558)
Net increase/(decrease) in cash and cash equivalents	2,861,688	627,268	740,361	(1,286,442)
Cash and cash equivalent at the beginning of the period	1,583,284	842,923	842,923	2,129,365
Cash and cash equivalent at the end of the period	$ 4,444,972	$ 1,470,191	$ 1,583,284	$ 842,923

NATURE OF OPERATIONS AND BASIS OF PRESENTATION	12 Months Ended
Mar. 31, 2011
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE 1 – NATURE OF OPERATIONS AND BASIS OF PRESENTATION

The operations of IGC are based in India. IGC owns 100% of a subsidiary in Mauritius called IGC-Mauritius (IGC-M).  This company in turn operates through four subsidiaries, and one investment in India.   The Company has an investment ownership of approximately twenty two percent (22%) of Sricon Infrastructure Private Limited (“Sricon”), seventy seven percent (77%) of Techni Bharathi, Limited (“TBL”) and one hundred percent (100%) of each IGC India Mining and Trading Private Limited (IGC-IMT), IGC Logistic Private Limited (IGC-L), and IGC Materials Private Limited (IGC-MPL). Through our subsidiaries the Company operates in the India and China infrastructure industries.  Operating as a fully integrated infrastructure company, IGC, through its subsidiaries, has expertise in road building, mining and quarrying and engineering of high temperature plants. The Company’s medium term plans are to expand each of these core competencies while offering an integrated suite of service offerings to our customers.

The Company’s operations are subject to certain risks and uncertainties, including among others, dependency on India’s economy and government policies, seasonal business factors, competitively priced raw materials, dependence upon key members of the management team and increased competition from existing and new entrants.

The accompanying consolidated financial statements have been prepared in conformity with United States Generally Accepted Accounting Principles (U.S. GAAP). The financial statements include all adjustments (consisting of normal recurring adjustments) which are, in the opinion of management, necessary for a fair presentation of such financial statements.

a) India Globalization Capital, Inc.

IGC, a Maryland corporation, was organized on April 29, 2005 as a blank check company formed for the purpose of acquiring one or more businesses with operations primarily in India through a merger, capital stock exchange, asset acquisition or other similar business combination or acquisition. On March 8, 2006, the Company completed an initial public offering.  On February 19, 2007, the Company incorporated India Globalization Capital, Mauritius, Limited (IGC-M), a wholly owned subsidiary, under the laws of Mauritius.  On March 7, 2008, the Company consummated the acquisition of 63% of the equity of Sricon Infrastructure Private Limited (Sricon) and 77% of the equity of Techni Bharathi Limited (TBL).   On February 19, 2009 IGC-M beneficially purchased 100% of IGC Mining and Trading, Limited based in Chennai India. On July 4, 2009 IGC-M beneficially purchased 100% of IGC Materials, Private Limited, and 100% of IGC Logistics, Private Limited.  Both these companies are based in Nagpur, India.

IGC India Mining and Trading Private Limited (IGC-IMT), IGC Materials Private Limited (IGC-MPL), and IGC Logistics Private Limited (IGC-LPL) were incorporated for IGC by three different Indian citizens, who acted as the initial directors of these companies as our nominees. This is as per the regulatory requirements for incorporation of companies. Once the companies were incorporated, IGC purchased the shares from the individuals. No premium was paid. None of these companies were operational at the time of purchase and therefore no revenues and earnings were recorded. The individuals were reimbursed for the amounts they paid to incorporate the companies. Please see the below table for further details:

Acquired Company	Initial Capitalization	Purchase Price
IGC – IMT	INR 100,000 ($2,100)	INR 100,000
IGC – MPL	INR 100,000 ($2,100)	INR 100,000
IGC – LPL	INR 100,000 ($2,100)	INR 100,000

In order to comply with regulatory requirements, the above companies were incorporated on behalf of IGC, and IGC subsequently purchased these companies at book value. Therefore, effectively, these are not acquisitions but incorporations by IGC.

Effective October 1, 2009, we have reduced our stake in Sricon from 63% to 22% in consideration for the set off of the loan owed by IGC approximating $17.9 million.

b)  Merger and Accounting Treatment

Most of the shares of Sricon and TBL acquired by IGC were purchased directly from the companies.

The ownership interest of the founders and management of TBL are reflected in our financial statements as “Non-Controlling Interest”.

Unless the context requires otherwise, all references in this report to the “Company”, “IGC”, “IGC Inc.”, “we”, “our”, and “us” refer to India Globalization Capital, Inc., together with its wholly owned subsidiary IGC-M, and its direct and indirect subsidiaries (TBL, IGC-IMT, IGC-LPL, and IGC-MPL).

IGC’s organizational structure is as follows:

c) Our Securities

We have three securities listed on the NYSE Amex: (1) common stock, $.0001 par value (ticker symbol: IGC), (2) redeemable warrants to purchase common stock(ticker symbol: IGC.WT) and (3) units consisting of one share of common stock and two redeemable warrants to purchase common stock (ticker symbol: IGC.U). The units may be separated into common stock and warrants. Each warrant entitles the holder to purchase one share of common stock at an exercise price of $5.00. The warrants issued in our initial public offering that were to expire on March 3, 2011, are to expire on March 8, 2013 since we exercised our right to extend the terms of those warrants.   The registration statement for the initial public offering was declared effective on March 2, 2006. The warrants are exercisable and may be exercised by contacting IGC or the transfer agent, Continental Stock Transfer & Trust Company. We have a right to call the warrants, provided the common stock has traded at a closing price of at least $8.50 per share for any 20 trading days within a 30 trading day period ending on the third business day prior to the date on which notice of redemption is given. If we call the warrants, the holder will either have to exercise the warrants by purchasing the common stock from us for $5.00 or the warrants will expire.

On January 9, 2009, we completed a tender offer with respect to warrants issued in our initial public offering and certain other warrants issued in private placements. An aggregate of 11,943,878 warrants were exercised pursuant to the terms of the tender offer in exchange for an aggregate of 1,311,064 shares of common stock, of which 2,706,350 warrants were exercised with an aggregate cash payment of $297,698.50 in exchange for an aggregate of 541,270 shares of Common Stock and 9,237,528 warrants were exercised by exchange of warrants in exchange for an aggregate of 769,794 shares of Common Stock.

On July 13, 2009, we issued 15,000 shares of common stock to RedChip Companies Inc. for investor relations services rendered. The value of these services was $13,200 and the per-share value was $0.88. The cost of the common shares was expensed in the quarter.

On September 15, 2009, we entered into a securities purchase agreement (“Registered Direct”) with institutional investors for the sale and issuance of an aggregate of 1,599,000 shares of our common stock and warrants to purchase up to 319,800 shares of our common stock, for a total purchase price of $1,998,750. The common stock and warrants were sold on a per unit basis at a purchase price of $1.25 per unit. The shares of common stock and warrants were issued separately. Each investor received one warrant representing the right to purchase, at an exercise price of $1.60 per share, a number of shares of common stock equal to 20% of the number of shares of common stock purchased by the investor in the offering. The sales were made pursuant to a shelf registration statement. The warrants issued to the investors in the offering are exercisable any time on or after the date of issuance for a period of three years from that date. The Black Scholes value of the warrants associated with the Registered Direct is $71,411. The Black Scholes price of the warrants was expensed in the quarter.

On October 5, 2009, IGC issued 530,000 new shares of common stock to Steven M. Oliveira 1998 Charitable Remainder Unitrust (‘Oliveira’) as partial consideration for the exchange of an outstanding promissory note for a new interest-free note of $2.1 million with an extended due date of October 10, 2010. The value of the shares was $911,600 or $1.72 per share. IGC consummated this transaction in order to maintain its working capital and to extend the note by one year. The value of the shares was amortized over the life of the loan.

On October 13, 2009, IGC entered into an At The Market (“ATM”) Agency Agreement with Enclave Capital LLC. Under the ATM Agency Agreement, we may offer and sell shares of our common stock having an aggregate offering price of up to $4 million from time to time. Sales of the shares, if any, will be made by means of ordinary brokers’ transactions on the NYSE Amex at market prices, or as otherwise agreed with Enclave. We estimate that the net proceeds from the sale of the shares of common stock we are offering will be approximately $3.73 million. We intend to use the net proceeds from the sale of securities offered for working capital needs, repayment of indebtedness, and other general corporate purposes. For the year ended March 31, 2010, we sold 145,216 shares of our common stock. During the twelve months ended March 31, 2011, the Company issued an additional 2,292,760 shares of common stock under this agreement.

On October 16, 2009, IGC issued 530,000 new shares of common stock in a private placement. The consideration for the shares was the $2,000,000 proceeds from an IGC promissory note payable made for one year with no interest to Bricoleur Partners, L.P. (‘Bricoleur’). IGC consummated this transaction in order to supplement its working capital and to expand its ore and quarry businesses. The shares were valued at $1,107,700 and $2.09 per share. The value of the shares was amortized over the life of the loan.

During the twelve months ended March 31, 2011 the Company also issued 30,000 shares of common stock to American Capital Ventures and Maplehurst Investment Group for services rendered and 9,135 shares to Red chip companies valued at $ 8,039 for investor relation related services rendered.

The Company also issued a total of 400,000 shares of common stock as a consideration for the extension of the loans under the promissory notes described in Note 8 - Notes Payable during the twelve months ended March 31, 2011.

In February 2011, the Company consummated another transaction with Bricoleur to exchange the promissory note held by Bricoleur for a new note with an extended repayment term. The Company issued 688,500 shares of common stock valued at approximately $ 419,985 as consideration for the exchange.

In March 2011, the Company agreed with Oliveira to exchange the promissory note held by Oliveira for a new note with an extended repayment term and provisions permitting the Company at its discretion to repay the loan through issue of equity shares at a stated value over a specific term. As of March 31, 2011, the Company has issued 368,339 shares of common stock valued at $ 216,042 to this debt holder.

On December 8, 2010, the Company sold an aggregate of 2,575,830 shares of its common stock and warrants (the “2010 Warrants”) to purchase up to 858,610 shares of common stock, for a total purchase price of $ 1,391,260. The common stock was sold at a purchase price of $0.60 per share. Investors in the offering were entitled to receive a 2010 Warrant to purchase one share of common stock, at an exercise price of $0.90 per share for each three shares of common stock purchased in the offering. The 2010 Warrants issued to the investors in the offering are exercisable at any time on or after the date of issuance until they expire on December 8, 2017. The 2010 Warrants are not listed on any securities exchange.

Following the issuance of the shares in the preceding transactions, as of March 31, 2011, 19,758,771 shares of common stock are outstanding along with warrants to purchase an aggregate of 12,972,532 shares of common stock which are outstanding.

Further, as set forth in Note 12, the Company has also issued 1,413,000 stock options to some of its directors and employees pursuant to a stock option plan all of which are outstanding as at March 31, 2011.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Significant Accounting Policies [Text Block]
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

a)	Basis of preparation of financial statements

The Company has prepared the accompanying unaudited Condensed Consolidated Financial Statements ("Financial Statements") in accordance with the rules and regulations of the Securities and Exchange Commission ("SEC") for interim financial information.  Accordingly, they do not include all of the information and footnotes required by United States generally accepted accounting principles ("GAAP") for complete financial statements.  Therefore, the Financial Statements should be read in conjunction with the audited Consolidated Financial Statements contained in the Company’s Annual Report on Form 10-K/A Amendment No. 2 for the fiscal year ended March 31, 2011 filed with the SEC on November 2, 2011.  In the opinion of management, all adjustments (consisting of normal recurring adjustments) necessary for a fair presentation have been included in the Financial Statements.  The results for interim periods do not necessarily indicate the results that may be expected for any other interim period or for the full year.  The significant accounting policies adopted by the Company, regarding these consolidated financial statements, are set out below.  The Company’s current fiscal year ends on March 31, 2012.

b)	Principles of consolidation

The consolidated financial statements include the accounts of the Company and all of its subsidiaries that are more than 50% owned and controlled.  The financial statements of the parent company and its majority owned or controlled subsidiaries have been combined on a line by line basis by adding together the book values of all items of assets, liabilities, incomes and expenses after eliminating all inter-company balances and transactions and resulting unrealized gain or loss.  Operating results of companies acquired are included from the dates of acquisition.

c)	Non-controlling interests

Non-controlling interests in the Company’s consolidated financial statements result from the accounting for non-controlling interests in its subsidiaries.  Non-controlling interests represent the subsidiaries’ earnings and components of other comprehensive income that are attributed to the non-controlling parties’ equity interests.  The Company consolidates the subsidiaries into its consolidated financial statements.  Transactions between the Company and its subsidiaries have been eliminated in the consolidated financial statements.

The Company accounts for investments by the equity method where its investment in the voting stock gives it the ability to exercise significant influence over the investee but not control.  In situations, such as the Company’s ownership interest in Sricon Infrastructure Private Limited (“Sricon”), wherein the Company is not able to exercise significant influence in spite of having 20% or more of the voting stock, the Company has accounted for the investment based on the cost method.  In addition, the Company consolidates any Variable Interest Entity (“VIE”) if it is determined to be the primary beneficiary.  However, as of December 31, 2011, the Company does not have any interest in any VIE or equity method investment.

The non-controlling interest disclosed in the accompanying unaudited interim consolidated financial statements represents the non-controlling interest of the former promoters in Techni Bharathi Limited (TBL) and the non-controlling interest of the former promoters of PRC Ironman.

The adoption of Accounting Standards Codification (ASC) 810-10-65 "Consolidation — Transition and Open Effective Date Information" (previously referred to as SFAS No. 160, "Non-controlling Interests in Consolidated Financial Statements, an amendment of ARB No. 51"), has resulted in the reclassification of amounts previously attributable to minority interest (now referred to as non-controlling interest) to a separate component of shareholders’ equity on the accompanying consolidated balance sheets and consolidated statements of shareholders’ equity and comprehensive income (loss).  Additionally, net income attributable to non-controlling interest is shown separately from net income in the consolidated statements of income.  This reclassification had no effect on our previously reported financial position or results of operations.

d)	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities on the date of the financial statements and the reported amounts of revenues and expenses during the period reported.

Management believes that the estimates and assumptions used in the preparation of the consolidated financial statements are prudent and reasonable.  Significant estimates and assumptions are used for, but not limited to: allowance for uncollectible accounts receivable; future obligations under employee benefit plans; the useful lives of property, plant, equipment; intangible assets; the valuation of assets and liabilities acquired in a business combination; impairment of goodwill and investments; recoverability of advances; the valuation of options granted and warrants issued; and income tax and deferred tax valuation allowances.  Actual results could differ from those estimates.  Appropriate changes in estimates are made as management becomes aware of changes in circumstances surrounding the estimates.  Critical accounting estimates could change from period to period and could have a material impact on IGC’s results, operations, financial position and cash flows.

Changes in estimates are reflected in the financial statements in the period in which changes are made and, if material, their effects are disclosed in the notes to the consolidated financial statements.

e)	Foreign currency translation

The functional currency is the currency in which the Company’s subsidiaries operate and it largely reflects the economic substance of the underlying events and circumstance of the Company’s subsidiaries.  The functional currencies of the Company's Indian and Chinese subsidiaries are the Indian rupee (INR) and the renminbi (RMB), respectively.  Our financial statements reporting currency is the United States dollar (USD or $).  Operating and capital expenditures of the Company's subsidiaries located in India and China are denominated in their local currencies, which are the currencies most compatible with their expected economic results.

In accordance with ASC 830, “Foreign Currency Matters,” all transactions and account balances are recorded in the local Company’s subsidiaries’ currencies.  The Company translates the value of these local currencies denominated assets and liabilities into USD at the rates in effect at the balance sheet date.  Resulting translation adjustments are recorded in stockholders' equity as a component of accumulated other comprehensive income (loss).  The local currencies denominated statement of income amounts are translated into U.S. dollars using the average exchange rates in effect during the period.  Realized foreign currency transaction gains and losses are included in the consolidated statements of income.  The Company's Indian and Chinese subsidiaries do not operate in “highly inflationary” countries.

The exchange rates used for translation purposes are as follows:

Period	Period End Average Rate (P&L rate)	Period End Rate (Balance sheet rate)
Three months ended December 31, 2010	INR 48.64 per USD	INR 46.40 per USD
Year ended March 31, 2011	INR 44.75 per USD	INR 44.54 per USD
Three months ended December 31, 2011	INR 48.77 per USD	INR 53.01 per USD

f)	Revenue recognition

The majority of the revenue recognized for the three months ended December 31, 2011 and 2010 was derived from the Company’s subsidiaries, when all of the following criteria have been satisfied:

Revenue is recognized when persuasive evidence of an arrangement exists, the sales price is fixed or determinable and collectability is reasonably assured.  In government contracting, the Company recognizes revenue when a government consultant verifies and certifies an invoice for payment.

Revenue from sale of goods is recognized when substantial risks and rewards of ownership are transferred to the buyer under the terms of the contract.

For the sale of goods, the timing of the transfer of substantial risks and rewards of ownership is based on the contract terms negotiated with the buyer, e.g., FOB or CIF.  IGC considers the guidance provided under Staff Accounting Bulletin (“SAB”) 104 in determining revenue from sales of goods.  Considerations have been given to all four conditions for revenue recognition under that guidance.  The four conditions are:

▪	Contract – Persuasive evidence of our arrangement with the customers;

▪	Delivery – Based on the terms of the contracts, the Company assesses whether the underlying goods have been delivered and therefore the risks and rewards of ownership are completely transferred;

▪	Fixed or determinable price – The Company enters into contracts where the price for the goods being sold is fixed and not contingent upon other factors.

▪
Collection is deemed probable – At the time of recognition of revenue, the Company makes an assessment of its ability to collect the receivable arising on the sale of the goods and determines that collection is probable.

Revenue for any sale is recognized only if all of the four conditions set forth above are met.  These criteria are assessed by the Company at the time of each sale.  In the absence of meeting any of the criteria set out above, the Company defers revenue recognition until all of the four conditions are met.

Revenue from construction/project related activity and contracts for supply/commissioning of complex plant and equipment is recognized as follows:

a)	Cost plus contracts: Contract revenue is determined by adding the aggregate cost plus proportionate margin as agreed with the customer and expected to be realized.
b)
Fixed price contracts: Contract revenue is recognized using the percentage completion method and the percentage of completion is determined as a proportion of cost incurred-to-date to the total estimated contract cost.  Changes in estimates for revenues, costs to complete and profit margins are recognized in the period in which they are reasonably determinable.

▪
In many of the fixed price contracts entered into by the Company, significant expenses are incurred in the mobilization stage in the early stages of the contract.  The expenses include those that are incurred in the transportation of machinery, erection of heavy machinery, clearing of the campsite, workshop ground cost, overheads, etc.  All such costs are booked to deferred expenses and written off over the period in proportion to revenues earned.

▪
Where the modifications of the original contract are such that they effectively add to the existing scope of the contract, the same are treated as a change orders.  On the other hand, where the modifications are such that they change or add an altogether new scope, these are accounted for as a separate new contract.  The Company adjusts contract revenue and costs in connection with change orders only when they are approved by both, the customer and the Company with respect to both the scope and invoicing and payment terms.

▪
In the event of claims in our percentage of completion contracts, the additional contract revenue relating to claims is only accounted after the proper award of the claim by the competent authority.  The contract claims are considered in the percentage of completion only after the proper award of the claim by the competent authority.

Full provision is made for any loss in the period in which it is foreseen.

Revenue from service related activities and miscellaneous other contracts are recognized when the service is rendered using the proportionate completion method or completed service contract method.

g)	Accounts receivable

Accounts receivable is recorded at the invoiced amount, taking into consideration any adjustments made by the Indian government consultants who verify and certify construction and material invoices.  Also, the Company evaluates the collectability of selected accounts receivable on a case-by-case basis and makes adjustments to the bad debt reserve for expected losses.  For all other accounts, the Company estimates reserves for bad debts based on general aging, experience and past-due status of the accounts.

The Company maintains an allowance for doubtful accounts for estimated losses resulting from the inability of clients to make required payments.  The allowance for doubtful accounts is determined by evaluating the relative credit worthiness of each client, historical collections experience and other information, including the aging of the receivables.  If circumstances related to customers change, estimates of recoverability would be further adjusted.

Long-term accounts receivables are typically for Build-Operate-Transfer (BOT) contracts.  It is money due to the Company by the private or public sector to finance, design, construct, and operate a facility stated in a concession contract over an extended period of time.

The Company did not recognize any bad debt expense for the three months ended December 31, 2011 and 2010.  Unbilled accounts receivable represent revenue on contracts to be billed, in subsequent periods, as per the terms of the related contracts.

h)	Inventories

Inventories primarily comprise finished goods, raw materials, work in progress, stock at customer site, stock in transit, components and accessories, stores and spares, scrap and residue.  Inventory is valued at the lower of cost (weighted average) or estimated net realizable value and includes the cost of materials, labor and manufacturing overhead.

The cost of various categories of inventories is determined on the following basis:

▪	Raw material is valued at weighed average of landed cost (purchase price, freight inward and transit insurance charges).

▪	Work in progress is valued as confirmed, valued and certified by the technicians and site engineers and finished goods at material cost plus appropriate share of labor cost and production overheads.

▪	Components and accessories, stores erection, materials, spares and loose tools are valued on a first-in-first-out basis.

The Company periodically reviews inventory for evidence of slow-moving or obsolete parts, and the estimated reserve is based on management’s reviews of inventories on hand, compared to estimated future usage and sales and the likelihood of obsolescence.

i)	Investments

Investments are initially measured at cost, which is the fair value of the consideration given for them, including transaction costs.  The Company's equity in the earnings/(losses) of affiliates is included in the statement of income and the Company's share of net assets of affiliates is included in the balance sheet.  Where the Company’s ownership interest in spite of being in excess of 20% is not sufficient to exercise significant influence, the Company has accounted for the investment based on the cost method.

j)	Property, Plant and Equipment (PP&E)

Property and equipment are recorded at cost net of accumulated depreciation and depreciated over their estimated useful lives using the straight-line method. The estimated useful lives of assets are as follows:

Buildings	5-25 years
Plant and machinery	10-20 years
Computer equipment	3-5 years
Office equipment	3-5 years
Furniture and fixtures	5-10 years
Vehicles	5-10 years

Upon retirement or disposition, cost and related accumulated depreciation of the property and equipment are de-recognized from the books of accounts and the gain or loss is reflected in the results of operation.  Cost of additions and substantial improvements to property and equipment are capitalized in the books of accounts.  The cost of maintenance and repairs of the property and equipment are charged to operating expenses as incurred.

k)	Impairment of long – lived assets

The Company reviews its long-lived assets, with finite lives, for impairment whenever events or changes in business circumstances indicate that the carrying amount of assets may not be fully recoverable.  Such circumstances include, though are not limited to, significant or sustained declines in revenues or earnings, future anticipated cash flows, business plans and material adverse changes in the economic climate, such as changes in operating environment, competitive information, impact of change in government policies, etc.  For assets that the Company intends to hold for use, if the total of the expected future undiscounted cash flows produced by the assets or subsidiary company is less than the carrying amount of the assets, a loss is recognized for the difference between the fair value and carrying value of the assets.  For assets the Company intends to dispose of by sale, a loss is recognized for the amount by which the estimated fair value less cost to sell is less than the carrying value of the assets.  Fair value is determined based on quoted market prices, if available, or other valuation techniques including discounted future net cash flows.

l)	Earnings per common share

Basic earnings per share is computed by dividing net income (loss) applicable to common stockholders by the weighted average number of common shares outstanding for the period.  Diluted earnings per share reflect the additional dilution from all potentially dilutive securities such as stock warrants and options.

m)	Income taxes

The Company accounts for income taxes under the asset and liability method, in accordance with ASC 740, Income Taxes, which requires an entity to recognize deferred tax liabilities and assets.  Deferred tax assets and liabilities are recognized for the future tax consequence attributable to the differences between the financial statement carrying amounts of existing assets and liabilities and their tax bases and operating loss and tax credit carry forwards.  Deferred tax assets and liabilities are measured using the enacted tax rate expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date.  A valuation allowance is established and recorded when management determines that some or all of the deferred tax assets are not likely to be realized and therefore, it is necessary to reduce deferred tax assets to the amount expected to be realized.

In evaluating a tax position for recognition, management evaluates whether it is more-likely-than-not that a position will be sustained upon examination, including resolution of related appeals or litigation processes, based on technical merits of the position.  If the tax position meets the more-likely-than-not recognition threshold, the tax position is measured and recognized in the Company’s financial statements as the largest amount of tax benefit that, in management’s judgment, is greater than 50% likely of being realized upon settlement.  As of December 31, 2011 and 2010, there was no significant liability for income tax associated with unrecognized tax benefits.

The issuance by IGC of its common stock to HK Ironman stockholders in exchange for HK Ironman stock, as contemplated by the stock purchase agreement (“Stock Purchase Agreement”) between the Company, HK Ironman, PRC Ironman and their stockholders, generally will not be a taxable transaction to U.S. holders for U.S. federal income tax purposes.  It is expected that IGC and its stockholders will not recognize any gain or loss because of the approval of the Share Issuance Proposal for U.S. federal income tax purposes.

n)	Cash and Cash Equivalents

For financial statement purposes, the Company considers all highly liquid debt instruments with maturity of three months or less, to be cash equivalents.  The Company maintains its cash in bank accounts in the United States of America, Mauritius, India and China, which at times may exceed applicable insurance limits.  The Company has not experienced any losses in such accounts.  The Company believes it is not exposed to any significant credit risk on cash and cash equivalent.  The Company does not invest its cash in securities that have an exposure to U.S. mortgages.

o)	Restricted cash

Restricted cash consists of deposits pledged to various government authorities and deposits used as collateral with banks for guarantees and letters of credit, given by the Company to its customers or vendors.

p)	Fair value of financial instruments

As of December 31, 2011 and March 31, 2011, the carrying amounts of the Company's financial instruments, which included cash and cash equivalents, accounts receivable, unbilled accounts receivable, restricted cash, accounts payable, accrued employee compensation and benefits and other accrued expenses and liabilities, approximate their fair values due to the nature of the items.

q)	Concentration of credit risk and significant customers

Financial instruments, which potentially expose the Company to concentrations of credit risk, are primarily comprised of cash and cash equivalents, investments, derivatives, accounts receivable and unbilled accounts receivable.  The Company places its cash, investments and derivatives in highly-rated financial institutions.  The Company adheres to a formal investment policy with the primary objective of preservation of principal, which contains credit rating minimums and diversification requirements.  Management believes its credit policies reflect normal industry terms and business risk.  The Company does not anticipate non-performance by the counterparties and, accordingly, does not require collateral.

PRC Ironman’s customers include local traders and steel mills near the port of Tianjin.  A large portion of Ironman’s revenue is derived from five major customers.  Five of Ironman’s major customers accounted for 92% of its total revenue for the fiscal year ended December 31, 2011 and 83% of its total revenue for the fiscal year ended December 31, 2010.

A significant portion of the Company’s sales in India is also to key customers.  Twelve of such customers accounted for approximately 45% of gross accounts receivable as of December 31, 2011.  As of December 31, 2010, five clients accounted for approximately 91% of gross accounts receivable.

Non-renewal or/and termination of such relationships may have a material adverse effect on the Company’s revenue.

r)	Leased Mineral Rights

In China, costs to obtain leased mineral rights are capitalized and amortized to operations as depletion expense within the leased periods, using the straight-line method.  Depletion expenses are included in depreciation and amortization on the accompanying statement of operations.

s)	Business combinations

In accordance with ASC Topic 805, Business Combinations, the Company uses the purchase method of accounting for all business combinations consummated after June 30, 2001.  Intangible assets acquired in a business combination are recognized and reported apart from goodwill if they meet the criteria specified in ASC Topic 805.  Any purchase price allocated to an assembled workforce is not accounted separately.

t)	Employee Benefits Plan

In accordance with applicable Indian laws, the Company provides for gratuity, a defined benefit retirement plan (Gratuity Plan) covering certain categories of employees.  The Gratuity Plan provides a lump sum payment to vested employees, at retirement or termination of employment, an amount based on the respective employee’s last drawn salary and the years of employment with the Company.  In addition, all employees receive benefits from a provident fund, a defined contribution plan.  The employee and employer each make monthly contributions to the plan equal to 12% of the covered employee’s salary.  The contribution is made to the Government’s provident fund.

At this time the Company doesn’t participate in a multi-employer defined contribution plan in China to provide employees with certain retirement, medical and other fringe benefits because most of our workers are contractors employed through agencies or other companies.

u)	Commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigations, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment and/or remediation can be reasonably estimated.

v)	Accounting for goodwill and related impairment

Goodwill represents the excess cost of an acquisition over the fair value of our share of net identifiable assets of the acquired subsidiary at the date of acquisition.  Goodwill on acquisition of subsidiaries is disclosed separately.  Goodwill is stated at cost less impairment losses incurred, if any.

The Company adopted the provisions of Accounting Standards Codification (“ASC”) 350, “Intangibles – Goodwill and Others” (previously referred to as SFAS No. 142, "Goodwill and Other Intangible Assets," which sets forth the accounting for goodwill and intangible assets subsequent to their acquisition.  ASC 350 requires that goodwill and indefinite-lived intangible assets be allocated to the reporting unit level, which the Company defines as each subsidiary.  ASC 350 also prohibits the amortization of goodwill and indefinite-lived intangible assets upon adoption, but requires that they be tested for impairment at least annually, or more frequently as warranted, at the reporting unit level.

As per ASC 350-20-35-4 through 35-19, the impairment testing of goodwill is a two-step process.  The first step of the goodwill impairment test, used to identify potential impairment, compares the fair value of a reporting unit with its carrying amount, including goodwill.  If the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired, thus the second step of the impairment test is unnecessary.  If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test shall be performed to measure the amount of impairment loss, if any.  The second step of the goodwill impairment test, used to measure the amount of impairment loss, compares the implied fair value of reporting unit goodwill with the carrying amount of that goodwill.  If the carrying amount of reporting unit goodwill exceeds the implied fair value of that goodwill, an impairment loss shall be recognized in an amount equal to that excess.  The loss recognized cannot exceed the carrying amount of goodwill.  After a goodwill impairment loss is recognized, the adjusted carrying amount of goodwill shall be its new accounting basis.  Subsequent reversal of a previously recognized goodwill impairment loss is prohibited once the measurement of that loss is completed.

In ASC 350.20.20, a reporting unit is defined as an operating segment or one level below the operating segment.  A component of an operating segment is a reporting unit if the component constitutes a business for which discrete financial information is available and segment management regularly reviews the operating results of that component.  The Company has determined that IGC operates in a single operating segment.  While the CEO reviews the consolidated financial information for the purposes of decisions relating to resource allocation, the CFO, on a need basis, looks at the financial statements of the individual legal entities in India for the limited purpose of consolidation.  Given the existence of discrete financial statements at an individual entity level in India, the Company believes that each of these entities constitute a separate reporting unit under a single operating segment.

Therefore, the first step in the impairment testing for goodwill is the identification of reporting units and the allocation of goodwill to these reporting units.  Accordingly, TBL, which is one of the legal entities, is also considered a separate reporting unit and therefore the Company believes that the assessment of goodwill impairment at the subsidiary level, which is also a reporting unit, is appropriate.

The analysis of fair value is based on the estimate of the recoverable value of the underlying assets.  For long-lived assets such as land, the Company obtains appraisals from independent professional appraisers to determine the recoverable value.  For other assets such as receivables, the recoverable value is determined based on an assessment of the collectability and any potential losses due to default by the counter parties.  Unlike goodwill, long-lived assets are assessed for impairment only where there are any specific indicators for impairment.

w)	Reclassifications

Certain prior period balances have been reclassified to the presentation of the current period.

x)	Recently issued and adopted accounting pronouncements

Changes to U.S. GAAP are established by the Financial Accounting Standards Board (“FASB”) in the form of accounting standards updates ("ASUs”) to the FASB's Accounting Standards Codification.  The Company considers the applicability and impact of all ASUs.  Newly issued ASUs not listed below are expected to have no impact on the Company’s consolidated financial position and results of operations, because either the ASU is not applicable or the impact is expected to be immaterial.

In January 2010, the FASB issued an amendment to the accounting standards related to the disclosures about an entity's use of fair value measurements.  Under these amendments, entities will be required to provide enhanced disclosures about transfers into and out of the Level 1 (fair value determined based on quoted prices in active markets for identical assets and liabilities) and Level 2 (fair value determined based on significant other observable inputs) classifications, provide separate disclosures about purchases, sales, issuances and settlements relating to the tabular reconciliation of beginning and ending balances of the Level 3 (fair value determined based on significant unobservable inputs) classification and provide greater disaggregation for each class of assets and liabilities that use fair value measurements.  Except for the detailed Level 3 roll-forward disclosures, the new standard was effective for the Company for interim and annual reporting periods beginning after December 31, 2009.  The adoption of this accounting standards amendment did not have a material impact on the Company's disclosure or consolidated financial results.  The requirement to provide detailed disclosures about the purchases, sales, issuances and settlements in the roll-forward activity for Level 3 fair value measurements is effective for the Company for interim and annual reporting periods beginning after December 31, 2010.  The adoption of this accounting standard did not have a material impact on the Company's disclosure or consolidated financial results.

In December 2010, the FASB issued a new accounting standard, which requires that Step 2 of the goodwill impairment test be performed for reporting units whose carrying value is zero or negative.  This guidance is effective for fiscal years beginning after December 15, 2010 and interim periods within those years.  Our adoption of this standard did not have a material impact on the Company's disclosure or consolidated financial results.

In December 2010, the FASB issued new guidance clarifying some of the disclosure requirements related to business combinations that are material on an individual or aggregate basis.  Specifically, the guidance states that, if comparative financial statements are presented, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year occurred as of the beginning of the comparable prior annual reporting period only.  Additionally, the new standard expands the supplemental pro forma disclosure required by the authoritative guidance to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination in the reported pro forma revenue and earnings.  This guidance became effective January 1, 2011.  Our adoption of this standard did not have a material impact on the Company's disclosure or consolidated financial results.  However, it may result in additional disclosures in the event that we enter into a business combination that is material on either an individual or a consolidated basis.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2011-04, “Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”.  This update defines fair value, clarifies a framework to measure fair value and requires specific disclosures of fair value measurements.  The guidance is effective for interim and annual reporting periods beginning after January 1, 2012 and is required to be applied retrospectively.  The Company does not expect adoption of this guidance to have a material impact on its financial condition or results of operations.

In June 2011, the FASB issued ASU 2011-05, which is now part of ASC 220: “Presentation of Comprehensive Income".  The new guidance will require companies to present the components of net income and other comprehensive income either as one continuous statement or as two consecutive statements.  It eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity.  The standard does not change the items, which must be reported in other comprehensive income.  These provisions are to be applied retrospectively and will be effective for us as of January 1, 2012.  Because this guidance impacts presentation only, it will have no effect on our financial condition, results of operations or cash flows.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a)             Principles of Consolidation:

The accompanying financial statements have been prepared on a consolidated basis and reflect the financial statements of IGC and all of its subsidiaries that are more than 50% owned and controlled. When the Company does not have a controlling interest in an entity, but exerts a significant influence on the entity, the Company applies the equity method of accounting. All inter-company transactions and balances are eliminated in the consolidated financial statements.

The non-controlling interest disclosed in the accompanying financial statements represents the non-controlling interest in Techni Bharathi Limited (TBL) and the profits or losses associated with the non-controlling interest in those operations.

The adoption of Accounting Standards Codification (ASC) 810-10-65 “Consolidation — Transition and Open Effective Date Information” (previously referred to as SFAS No. 160, “Non-controlling Interests in Consolidated Financial Statements, an amendment of ARB No. 51”), has resulted in the reclassification of amounts previously attributable to minority interest (now referred to as non-controlling interest) to a separate component of shareholders’ equity on the accompanying consolidated balance sheets and consolidated statements of shareholders’ equity and comprehensive income (loss). Additionally, net income attributable to non-controlling interest is shown separately from net income in the consolidated statements of income. This reclassification had no effect on our previously reported financial position or results of operations.

b)             Reclassifications

Certain prior year balances have been reclassified to the presentation of the current year.

c)             Use of estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

d)             Revenue Recognition

The majority of the revenue recognized for the year ended March 31, 2011 was derived from the Company’s subsidiaries and as follows:

Revenue is recognized when persuasive evidence of an arrangement exists, the sales price is fixed or determinable and collectability is reasonably assured. In Government contracting, we recognize revenue when a Government consultant verifies and certifies an invoice for payment.

Revenue from sale of goods is recognized when substantial risks and rewards of ownership are transferred to the buyer under the terms of the contract.

Revenue from construction/project related activity and contracts for supply/commissioning of complex plant and equipment is recognized as follows:

•	Cost plus contracts: Contract revenue is determined by adding the aggregate cost plus proportionate margin as agreed with the customer and expected to be realized.

•
Fixed price contracts: Contract revenue is recognized using the percentage completion method and the percentage of completion is determined as a proportion of cost incurred-to-date to the total estimated contract cost. Changes in estimates for revenues, costs to complete and profit margins are recognized in the period in which they are reasonably determinable.

•
In many of the fixed price contracts entered into by the Company, significant expenses are incurred in the mobilization stage in the early stages of the contract. The expenses include those that are incurred in the transportation of machinery, erection of heavy machinery, clearing of the campsite, workshop ground cost, overheads, etc. All such costs are booked to deferred expenses and written off over the period in proportion to revenues earned.

•
Where the modifications of the original contract are such that they effectively add to the existing scope of the contract, the same are treated as a change orders. On the other hand, where the modifications are such that they change or add an altogether new scope, these are accounted for as a separate new contract. The company adjusts contract revenue and costs in connection with change orders only when they are approved by both, the customer and the company with respect to both the scope and invoicing and payment terms.

•
In the event of claims in our percentage of completion contracts, the additional contract revenue relating to claims is only accounted after the proper award of the claim by the competent authority. The contract claims are considered in the percentage of completion only after the proper award of the claim by the competent authority.

Full provision is made for any loss in the period in which it is foreseen.

Revenue from service related activities and miscellaneous other contracts are recognized when the service is rendered using the proportionate completion method or completed service contract method.

e)             Earning per common share:

Basic earnings per share is computed by dividing net income (loss) applicable to common stockholders by the weighted average number of common shares outstanding for the period. Diluted earnings per share reflects the additional dilution from all potentially dilutive securities such as stock warrants and options.

f)              Income taxes:

Deferred income tax is provided for the difference between the bases of assets and liabilities for financial reporting and income tax purposes. A valuation allowance is established when necessary to reduce deferred tax assets to the amount expected to be realized.  The IGC parent expects to realize sufficient earnings and profits to utilize deferred tax assets as it begins 1) invoicing its subsidiaries for services and 2) establishes iron ore sales contracts with customers in China and other countries.   Recently, the IGC parent reported contracts for the supply of around $200 million of iron ore to customers in China.

g)             Cash and Cash Equivalents:

For financial statement purposes, the Company considers all highly liquid debt instruments with maturity of three months or less, to be cash equivalents. The company maintains its cash in bank accounts in the United States of America, Mauritius, and India which at times may exceed applicable insurance limits. The Company has not experienced any losses in such accounts. The Company believes it is not exposed to any significant credit risk on cash and cash equivalent.  The company does not invest its cash in securities that have an exposure to U.S. mortgages.

h)             Restricted cash:

Restricted cash consists of deposits pledged to various government authorities and deposits used as collateral with banks for guarantees and letters of credit, given by the Company to its customers or vendors.

i)              Foreign currency transactions:

The functional currency of the Company's Indian subsidiaries is the Indian rupee. Our financial statements reporting currency is the United States Dollar. Operating and capital expenditures of the Company's subsidiaries located in India are denominated in their local currency which is the currency most compatible with their expected economic results.

All transactions and account balances are recorded in the local currency. The Company translates the value of these local currency denominated assets and liabilities into U.S. dollars at the rates in effect at the balance sheet date. Resulting translation adjustments are recorded in stockholders' equity as a component of accumulated other comprehensive income (loss). The local currency denominated statement of income amounts are translated into U.S. dollars using the average exchange rates in effect during the period. Realized foreign currency transaction gains and losses are included in the consolidated statements of income. The Company's Indian subsidiaries do not operate in "highly inflationary" countries.

j)              Accounts receivable:

Accounts receivables are recorded at the invoiced amount, taking into consideration any adjustments made by Government consultants who verify and certify construction and material invoices.  The Company maintains an allowance for doubtful accounts for estimated losses resulting from the inability of clients to make required payments. The allowance for doubtful accounts is determined by evaluating the relative credit worthiness of each client, historical collections experience and other information, including the aging of the receivables. Unbilled accounts receivable represent revenue on contracts to be billed, in subsequent periods, as per the terms of the related contracts.

k)             Accounts Receivable – Long Term:

This is typically for Build-Operate-Transfer (BOT) contracts.  It is money due to the company by the private or public sector to finance, design, construct, and operate a facility stated in a concession contract over an extended period of time.

l)              Inventories:

Inventories primarily comprise of finished goods, raw materials, work in progress, stock at customer site, stock in transit, components and accessories, stores and spares, scrap and residue.  Inventories are stated at the lower of cost or estimated net realizable value.

The cost of various categories of inventories is determined on the following basis:

• Raw material is valued at weighed average of landed cost (purchase price, freight inward and transit insurance charges).

• Work in progress is valued as confirmed, valued and certified by the technicians and site engineers and finished goods at material cost plus appropriate share of labor cost and production overheads.

• Components and accessories, stores erection, materials, spares and loose tools are valued on a first-in-first out basis.

m)            Investments:

Investments are initially measured at cost, which is the fair value of the consideration given for them, including transaction costs.  The Company's equity in the earnings/(losses) of affiliates is included in the statement of income and the Company's share of net assets of affiliates is included in the balance sheet.

n)             Property, Plant and Equipment (PP&E):

Property and equipment are recorded at cost and depreciated over their estimated useful lives using the straight-line method. The estimated useful lives of assets are as follows:

Buildings	25 years
Plant and machinery	20 years
Computer equipment	3 years
Office equipment	5 years
Furniture and fixtures	5 years
Vehicles	5 years

Upon disposition, cost and related accumulated depreciation of the Property and equipment are removed from the accounts and the gain or loss is reflected in the results of operation. Cost of additions and substantial improvements to property and equipment are capitalized in the books of accounts. The cost of maintenance and repairs of the property and equipment are charged to operating expenses.

o)             Fair Value of Financial Instruments

As of March 31, 2011 and 2010, the carrying amounts of the Company's financial instruments, which included cash and cash equivalents, accounts receivable, unbilled accounts receivable, restricted cash, accounts payable, accrued employee compensation and benefits and other accrued expenses, approximate their fair values due to the nature of the items.

p)             Concentration of Credit Risk and Significant Customers

Financial instruments which potentially expose the Company to concentrations of credit risk are primarily comprised of cash and cash equivalents, investments, derivatives, accounts receivable and unbilled accounts receivable. The Company places its cash, investments and derivatives in highly-rated financial institutions. The Company adheres to a formal investment policy with the primary objective of preservation of principal, which contains credit rating minimums and diversification requirements. Management believes its credit policies reflect normal industry terms and business risk. The Company does not anticipate non-performance by the counterparties and, accordingly, does not require collateral.

As of March 31, 2011, eleven clients accounted for approximately 95% of gross accounts receivable. At March 31, 2010, four clients accounted for 68% of gross accounts receivable. During the fiscal year ended March 31, 2011, sales to twenty four clients accounted for 70% of the Company's revenue.

q)              Accounting for goodwill and related impairment

Goodwill represents the excess cost of an acquisition over the fair value of the group's share of net identifiable assets of the acquired subsidiary at the date of acquisition.  Goodwill on acquisition of subsidiaries is disclosed separately.  Goodwill is stated at cost less accumulated amortization and impairment losses, if any.

The company adopted provisions of Accounting Standards Codification (“ASC”) 350, “Intangibles – Goodwill and Others”, (previously referred to as SFAS No. 142, "Goodwill and Other Intangible Assets", which sets forth the accounting for goodwill and intangible assets subsequent to their acquisition. ASC 350 requires that goodwill and indefinite-lived intangible assets be allocated to the reporting unit level, which the Group defines as each individual legal entity at a subsidiary level.

ASC 350 also prohibits the amortization of goodwill and indefinite-lived intangible assets upon adoption, but requires that they be tested for impairment at least annually, or more frequently as warranted, at the reporting unit level.

The goodwill impairment test under ASC 350 is performed in two phases. The first step of the impairment test, used to identify potential impairment, compares the fair value of the reporting unit with its carrying amount, including goodwill. If the carrying amount of the reporting unit exceeds its fair value, goodwill of the reporting unit is considered impaired, and step two of the impairment test must be performed. The second step of the impairment test quantifies the amount of the impairment loss by comparing the carrying amount of goodwill to the implied fair value. An impairment loss is recorded to the extent the carrying amount of goodwill exceeds its implied fair value.

r)             Impairment of long – lived assets

The company reviews its long-lived assets, with finite lives, for impairment whenever events or changes in business circumstances indicate that the carrying amount of assets may not be fully recoverable. Such circumstances include, though are not limited to, significant or sustained declines in revenues or earnings and material adverse changes in the economic climate.  For assets that the company intends to hold for use, if the total of the expected future undiscounted cash flows produced by the assets or subsidiary company is less than the carrying amount of the assets, a loss is recognized for the difference between the fair value and carrying value of the assets.  For assets the company intends to dispose of by sale, a loss is recognized for the amount by which the estimated fair value less cost to sell is less than the carrying value of the assets.  Fair value is determined based on quoted market prices, if available, or other valuation techniques including discounted future net cash flows.

s)             Recently issued and adopted accounting pronouncements

In January 2010, the FASB issued an amendment to the accounting standards related to the disclosures about an entity's use of fair value measurements. Under these amendments, entities will be required to provide enhanced disclosures about transfers into and out of the Level 1 (fair value determined based on quoted prices in active markets for identical assets and liabilities) and Level 2 (fair value determined based on significant other observable inputs) classifications, provide separate disclosures about purchases, sales, issuances and settlements relating to the tabular reconciliation of beginning and ending balances of the Level 3 (fair value determined based on significant unobservable inputs) classification and provide greater disaggregation for each class of assets and liabilities that use fair value measurements. Except for the detailed Level 3 roll-forward disclosures, the new standard was effective for the Company for interim and annual reporting periods beginning after December 31, 2009. The adoption of this accounting standards amendment did not have a material impact on the Company's disclosure or consolidated financial results. The requirement to provide detailed disclosures about the purchases, sales, issuances and settlements in the roll-forward activity for Level 3 fair value measurements is effective for the Company for interim and annual reporting periods beginning after December 31, 2010. The adoption of this accounting standard did not have a material impact on the Company's disclosure or consolidated financial results.

In December 2010, the FASB issued a new accounting standard which requires that Step 2 of the goodwill impairment test be performed for reporting units whose carrying value is zero or negative. This guidance is effective for fiscal years beginning after December 15, 2010 and interim periods within those years. Our adoption of this standard did not have a material impact on the Company's disclosure or consolidated financial results.

In December 2010, the FASB issued new guidance clarifying some of the disclosure requirements related to business combinations that are material on an individual or aggregate basis. Specifically, the guidance states that, if comparative financial statements are presented, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year occurred as of the beginning of the comparable prior annual reporting period only. Additionally, the new standard expands the supplemental pro forma disclosure required by the authoritative guidance to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination in the reported pro forma revenue and earnings. This guidance became effective January 1, 2011. Our adoption of this standard did not have a material impact on the Company's disclosure or consolidated financial results. However, it may result in additional disclosures in the event that we enter into a business combination that is material either on an individual or aggregate basis.

RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	12 Months Ended
Mar. 31, 2011
Restatement to Prior Year Income [Table Text Block]
NOTE 3 - RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

In this Annual Report on Form 10-K, India Globalization Capital, Inc. has:

(a)	Restated its consolidated statements of operations and consolidated cash flows as for the year ended March 31, 2010;

(b)	Amended its management discussion and analysis as it relates to the year ended March 31, 2010; and

(c)	Restated its unaudited quarterly financial data for the quarter ended December 31, 2009.

The restatements reflect adjustments to correct errors identified by the SEC through its original and follow up comment letters dated February 25, 2011 and May 9, 2011. The restatement adjustments reflect a reclassification in the consolidated cash flow and a correct computation of the diluted EPS of the Company.

The changes described above are non-cash items and do not impact the Company’s operations.

Reclassification in the Company’s Consolidated Statement of Cash Flows

Sricon India Private Limited (SIPL), a subsidiary of IGC Inc., had been deconsolidated effective October 1, 2009. Upon deconsolidation, the cash flows of SIPL for the six months ended September 30, 2009 were re-classified and presented as equity in earnings of affiliates. The cash flows for the year ended 31 March, 2010 have now been restated to contain transactions relating to SIPL up until the date of deconsolidation; and

Computation of diluted earnings per share

The effect of dilution was inadvertently considered while computing the Earnings Per Share (EPS) in the event of loss by IGC Inc. The restatement now rightly shows the EPS in the event of loss without considering dilution.

INDIA GLOBALIZATION CAPITAL, INC. AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF OPERATIONS

The restated consolidated statement of operations and consolidated cash flows for the year ended 31 March 2010 are presented below:

	Year ended March 31,
	2010 (as originally filed)	2010 (as restated)

Revenues	$17,897,826	$17,897,826
Cost of revenues	(15,671,840)	(15,671,840)
Selling, General and Administrative expenses	(5,614,673)	(5,614,673)
Depreciation	(603,153)	(603,153)
Operating income (loss)	(3,991,840)	(3,991,840)
Legal and formation, travel and other startup costs	-	-
Interest expense	(1,221,466)	(1,221,466)
Amortization of debt discount/Loss on extinguishment of debt	(356,436)	(356,436)
Interest Income	210,097	210,097
Other Income	281,782	281,782
Loss on dilution of stake in Sricon	(2,856,088)	(2,856,088)
Equity in earnings of affiliates	16,446	16,446
Income before income taxes and minority interest attributable to non-controlling interest	(7,917,505)	(7,917,505)
Income taxes benefit/ (expense)	3,109,704	3,109,704
Net income	(4,807,801)	(4,807,801)
Non-controlling interests in earnings of subsidiaries	18,490	18,490
Net income / (loss) attributable to common stockholders	$(4,789,311)	$(4,789,311)
Earnings per share attributable to common stockholders:
Basic	$(0.42)	$(0.42)
Diluted	$(0.40)	$(0.42)
Weighted-average number of shares used in computing earnings per share amounts:
Basic	11,537,857	11,537,857
Diluted	11,958,348	11,537,857

* The effect of restatement on the diluted EPS has been shown in italics in the table above.

INDIA GLOBALIZATION CAPITAL, INC. AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF CASH FLOWS

	Year ended March 31,
	2010 (as originally filed)	Adjustments	2010 (as restated)
Cash flows from operating activities:
Net income (loss)	$(4,807,801)	-	$(4,807,801)
Adjustment to reconcile net income (loss) to net cash:
Non-cash compensation expense	130,399	-	130,399
Deferred taxes	(3,283,423)	28,637	(3,254,786)
Depreciation	385,803	217,350	603,153
Profits relating to de-consolidated subsidiary	(34,744)	-	(34,744)
Loss / (gain) on sale of property, plant and equipment	(3,715)	-	(3,715)
Amortization of debt discount	356,437	-	356,437
Interest expense (including non-cash)	842,494	287,883	1,130,377
Loss on extinguishment of debt	586,785	-	586,785
Loss on dilution of stake in Sricon	2,856,088	-	2,856,088
Deferred acquisition cost written off	1,854,750	-	1,854,750
Equity in earnings of affiliates	(16,446)	-	(16,446)
Changes in:		-
Accounts receivable	(4,522,214)	1,465,666	(3,056,548)
Inventories	1,757,399	17,702	1,775,101
Prepaid expenses and other current assets	(556,303)	248,765	(307,538)
Trade payables	1,508,359	(4,020)	1,504,339
Other current liabilities	89,396	(1,102,799)	(1,013,403)
Other non-current liabilities	(350,540)	(111,169)	(461,709)
Non-current assets	251,815	(20,244)	231,571
Net cash used in operating activities	$(2,955,461)	$1,027,771	$(1,927,690)

Cash flow from investing activities:
Purchase of property and equipment	$(1,198,880)	$(65,365)	$(1,264,245)
Proceeds from sale of property and equipment	463,825	-	463,825
Investment in non-current investments (joint ventures etc.)	(698,174)	-	(698,174)
Restricted cash	(567,012)	(15,069)	(582,081)
Net cash movement relating to de-consolidation of subsidiary	-	(102,045)	(102,045)
Net cash provided/(used) in investing activities	$(2,000,241)	$(182,479)	$(2,182,720)

Cash flows from financing activities:
Net movement in other short-term borrowings	$347,185	$(285,600)	$61,585
Proceeds / (repayment) from long-term borrowings	-	(687,956)	(687,956)
Issuance of equity shares	1,833,780	-	1,833,780
Proceeds from notes payable	2,000,000	-	2,000,000
Interest paid	-	(287,883)	(287,883)
Net cash provided/(used) by financing activities	$4,180,965	$(1,261,439)	$2,919,526
Effects of exchange rate changes on cash and cash equivalents	(234,966)	139,408	(95,558)
Net increase/(decrease) in cash and cash equivalents	(1,009,703)	(276,739)	(1,286,442)
Cash and cash equivalent at the beginning of the period	1,852,626	276,739	2,129,365
Cash and cash equivalent at the end of the period	$842,924	-	$842,923

Tax rate reconciliation

	2010 (as originally filed)	Adjustments	2010 (as restated)
Statutory Federal income tax rate	34.0%	-	34.0%
State tax benefit net of federal tax	5.4%	(10.8%)	-5.4%
Loss on dilution of Sricon	43.6%	(55.9%)	-12.3%
Capitalized interest costs	-	(5.2%)	-5.2%
Tax benefits from US taxes	-	(48.9%)	-48.9%
Amortization of debt discount	-	(1.5%)	-1.5%
Effective income tax rate	83.0%	(122.3%)	-39.3%

SHARES POTENTIALLY SUBJECT TO RESCISSION RIGHTS	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Shares Potentially Subject To Recission Rights [Text Block]
NOTE 18 – SHARES POTENTIALLY SUBJECT TO RESCISSION RIGHTS

On July 14, 2010, the Company filed audited financial statements on Form 10-K for the year ended March 31, 2010, that included a qualified opinion from the Company's auditors pending completion of their audit procedures in respect of the deconsolidation of one of the Company's subsidiaries.  The Company subsequently filed an amended Form 10-K, which included an unqualified audit opinion.

On January 19, 2011, the SEC notified the Company that the financial statements filed on July 14, 2010 did not comply with the requirements of Rule 2-02 under Regulation S-X for audited financial statements because the financial statements contained a qualified opinion.  As noted above, the amended Form 10-K filed on January 28, 2011 contains audited financial statements with an unqualified opinion that comply with Rule 2-02.  The SEC indicated that, as the initial Form 10-K filed on July 14, 2010 was deficient as a result of the inclusion of the qualified audit opinion, it was deemed not to have been filed with the SEC in accordance with applicable requirements, thus making the Company delinquent in its filings with the SEC.

The SEC informed the Company that as a result of the deemed failure to timely file a Form 10-K, it was the SEC Staff's view that as of July 14, 2010 the Company ceased to be eligible to use SEC Form S-3 for the registration of the Company's securities.  As the financial statements included in the original Form 10-K were also included in a registration statement on Form S-1 (File No. 333-163867), pursuant to which the Company offered its common stock and warrants to purchase common stock in December 2010 (the “December 2010 Offering”), the SEC also indicated that such registration statement failed to comply with the requirements of Form S-1 due to the lack of the inclusion of unqualified audited financial statements.

In view of the foregoing, it is possible that any sale of the Company's securities pursuant to the Company's registration statements on Form S-3 since July 14, 2010 will be deemed an unregistered sale of securities.  Since July 14, 2010, the Company has sold an aggregate of 2,292,760 shares of its common stock for an aggregate gross price of $1,690,866 pursuant to an at-the-market offering (“ATM”) of its common stock on Form S-3 (File No. 333-160993) between September 7, 2010 and January 19, 2011.  In addition, the Company may be deemed to have made unregistered sales of the 2,575,830 shares of common stock and warrants to purchase an aggregate of 858,610 shares of common stock at an exercise price of $0.90 per share sold for an aggregate gross purchase price of $1,545,498 sold pursuant to such registration statement with respect to the December 2010 Offering.  Alternatively, to the extent that the sales are deemed be registered, as a result of being sold pursuant to registration statements declared effective by the SEC as the registration statements in question either incorporated, in the case of the Form S-3 or included, in the case of the Form S-1, a qualified audit report the registration statements could be deemed to be materially incomplete.

If it is determined that persons who purchased the Company's securities after July 14, 2010 purchased securities in an offering deemed to be unregistered, or that the registration statements for such offerings were incomplete or inaccurate then such persons may be entitled to rescission rights.  In addition, the sale of unregistered securities could subject the Company to enforcement actions or penalties and fines by federal or state regulatory authorities.  The Company is unable to predict the likelihood of any claims or actions being brought against the Company related to these events, and there is a risk that any may have a material adverse effect on us.

The exercise of any applicable rescission rights is not within the control of the Company.  As of December 31, 2011, the Company had 4,868,590 shares that may be subject to the rescission rights outside stockholders’ equity.  These shares have always been treated as outstanding for financial reporting purposes.  As of the date of this report, the Company has not received any claims of rescission.

NOTE 4 – SHARES POTENTIALLY SUBJECT TO RESCISSION RIGHTS

On July 14, 2010 the Company filed audited financial statements on Form 10-K for the year ended March 31, 2010 that included a qualified opinion from the Company's auditors pending completion of their audit procedures in respect of the deconsolidation of one of the Company's subsidiaries. The Company subsequently filed an amended Form 10-K which includes an unqualified audit opinion.

On January 19, 2011, the Securities and Exchange Commission (the "Commission") notified the Company that the initial financial statements filed on July 14, 2010 did not comply with the requirements of Rule 2-02 under Regulation S-X for audited financial statements because the financial statements contained a qualified opinion. As noted above, the amended 10-K filed on January 28, 2011 contains audited financial statements with an unqualified opinion that comply with Rule 2-02.  The Commission has indicated that as the initial Form 10-K filed on July 14, 2010 was deficient as a result of the inclusion of the qualified audit opinion. It was therefore deemed not to have been filed with the Commission in accordance with applicable requirements, thus making the Company delinquent in its filings with the Commission.

The Commission has informed the Company that as a result of the deemed failure to timely file a Form 10-K, it is the Staff's view that as of July 14, 2010 the Company ceased to be eligible to use SEC Form S-3 for the registration of the Company's securities. As the financial statements included in the original Form 10-K were also included in a registration statement on Form S-1 (File No. 333-163867) pursuant to which the Company offered its common stock and warrants to purchase common stock in December 2010 (the "December 2010 Offering"), the Commission has also indicated that such registration statement failed to comply with the requirements of Form S-1 due to the lack of the inclusion of unqualified audited financial statements in compliance with Commission requirements.

Since the Commission has informed the Company that it is the Commission's view that as of July 14, 2010 the Company ceased to be eligible to use Form S-3 for the registration of the Company's securities, it is possible that any sales of the Company's securities pursuant to the Company's registration statements on Form S-3 since July 14, 2010 may be deemed to be unregistered sales of its securities. Since July 14, 2010, the Company has sold an aggregate of 2,292,760 shares of its common stock for an aggregate gross price of $1,690,866 pursuant to an at-the-market offering ("ATM") of its common stock on Form S-3 (File No. 333-160993) in sales that occurred between September 7, 2010 and January 19, 2011. In addition, the Company may be deemed to have made unregistered sales of the 2,575,830 shares of common stock and warrants to purchase an aggregate of 858,610 shares of common stock at an exercise price of $0.90 per share sold for an aggregate gross purchase price of $1,545,498 sold pursuant to such registration statement with respect to the December 2010 Offering. Alternatively, to the extent that the sales are deemed be registered as a result of being sold pursuant to registration statements declared effective by the Commission as the registration statements in question either incorporated, in the case of the Form S-3 or included, in the case of the Form S-1, a qualified audit report the registration statements could be deemed to be materially incomplete.

If it is determined that persons who purchased the Company's securities after July 14, 2010 purchased securities in an offering deemed to be unregistered, or that the registration statements for such offerings were incomplete or inaccurate then such persons may be entitled to rescission rights. In addition, the sale of unregistered securities could subject the Company to enforcement actions or penalties and fines by federal or state regulatory authorities. We are unable to predict the likelihood of any claims or actions being brought against the Company related to these events, and there is a risk that any may have a material adverse effect on us.

The exercise of any applicable rescission rights is not within the control of the Company.  At March 31, 2011, the Company had approximately 4,868,590 shares that may be subject to the rescission rights outside stockholders’ equity. These shares have always been treated as outstanding for financial reporting purposes.

OTHER CURRENT AND NON-CURRENT ASSETS	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
NOTE 4 – OTHER CURRENT AND NON-CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	All amounts in USD
	As of
	Dec 31, 2011	March 31, 2011

Prepaid expenses	$61,781	$103,841
Advances to suppliers	2,241,319	1,024,399
Security and other deposits	77,377	85,277
Advances to employees	554,916
Prepaid Interest	290	159,825
Other current assets	162,162	101,496
	$3,097,845	$1,474,838

Other non-current assets consist of the following:

	All amounts in USD
	As of
	Dec 31, 2011	March 31, 2011

Trade and other sundry debtors	$120,738	$396,275
Other advances	126,125	352,348
	$246,863	$748,623

NOTE 5 – OTHER CURRENT AND NON-CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	As of March 31,
	2011	2010

Prepaid expenses	$103,841	$52,087
Advances to suppliers	1,024,399	1,231,771
Prepaid interest	159,825	-
Security and other Deposits	85,277	414,166
Others	101,496	356,438
	$1,474,838	$2,054,462
Other Non-current assets consist of the following	As of March 31,
	2011	2010

Sundry debtors	$396,275	$268,145
Other advances	352,348	604,039
	$748,623	$872,184

SHORT-TERM BORROWINGS	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Short-term Debt [Text Block]
NOTE 6 – SHORT-TERM BORROWINGS

There is no current portion of long-term debt that is classified as short-term borrowings.  Short-term borrowings consist of the following:

	All amounts in USD
	As of
	Dec 31, 2011	March 31, 2011

Secured liabilities	$764,871	$901,343
	$764,871	$901,343

The above debt is secured by hypothecation of materials, stock of spares, work in progress, receivables and property and equipment, in addition to a personal guarantee of three India-based directors, and collaterally secured by mortgage of the relevant subsidiary’s land and other fixed properties of directors and their relatives.

NOTE 6 – SHORT-TERM BORROWINGS

Short term borrowings consist of the following. There is no current portion of long term debt that is classified as short term borrowings.

	As of March 31,
	2011	2010

Secured liabilities	$901,343	$1,087,775
Unsecured liabilities	-	301,266
	$901,343	$1,389,041

The above debt is secured by hypothecation of materials, stock of spares, Work in Progress, receivables and property and equipment, in addition to personal guarantee of three India based directors, and collaterally secured by mortgage of company’s land and other fixed properties of directors and their relatives. The average interest rate was 12% to 14% for the year ended March 31, 2011.

NOTES PAYABLE	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Debt Disclosure [Text Block]
NOTE 10 – NOTES PAYABLE

During the three months ended December 31, 2010, the Company issued an additional 200,000 shares of Common Stock to each of Oliveira and Bricoleur (as defined below) pursuant to the effective agreements respectively as penalties for failure to repay the promissory notes when due.

In March 2011, the Company finalized agreements with the Steven M. Oliveira 1998 Charitable Remainder Unitrust (“Oliveira”) and Bricoleur Partners, L.P. (“Bricoleur”) to exchange the promissory note issued to Oliveira on October 5, 2009 (the “New Oliveira Note”) and the promissory note issued to Bricoleur on October 16, 2009 (the “Bricoleur Note”) respectively for new promissory notes with later maturity dates.  The Oliveira Note will be due on March 24, 2012, will bear interest at a rate of 30% per annum and will provide for monthly payments of principal and interest, which the Company may choose to settle through the issuance of equity shares at an equivalent value.  During the three months ended June 30, 2010, the Company made payments to Oliveira through the issuance of its common stock.  In its proxy dated July 31, 2011, the Company petitioned the shareholders to vote on the issuance of up to 5,000,000 shares in lieu of cash to settle the liability.  On October 28, 2011, the Company received shareholder approval for the issuance of up to 5,000,000 shares.  As of the date of this report, the Company has not issued more shares to Oliveira.  Interest for the three months ended December 31, 2011 has been accrued and the accrued interest has been classified as “accrued expenses”.

The Bricoleur Note was due on June 30, 2011 with no prior payments due and did not bear interest.  However, as of the date of this report, the Company is negotiating a further restructuring of this payable, but the same is not yet consummated.  The Company issued additional 688,500 shares of its common stock to Bricoleur on February 25, 2011, in connection with the extension of the term regarding the Bricoleur note.

The Company’s total interest expense was $174,353 and $307,630 for the three months ended December 31, 2011 and December 31, 2010 respectively.  No interest was capitalized by the Company for the three months ended December 31, 2011 and December 31, 2010.

NOTE 7 – NOTES PAYABLE

On October 5, 2009, the Company consummated the exchange of an outstanding promissory note in the total principal amount of $ 2,000,000 (the “Original Note”) initially issued to the Steven M. Oliveira 1998 Charitable Remainder Unitrust (‘Oliveira’) for a new promissory note (the “New Oliveira Note”) on substantially the same terms as the original note except that the principal amount of the New Oliveira Note was $ 2,120,000 which reflected the accrued but unpaid interest on the Original Note and the New Oliveira Note did not bear interest. The New Oliveira Note was unsecured and was due and payable on October 4, 2010 (the “Maturity Date”). Prior to the Maturity Date, the Company was permitted to pre-pay the New Oliveira Note at any time without penalty or premium. The New Oliveira Note is not convertible into IGC Common Stock (the “Common Stock”) or other securities of the Company. However, under the Note and Share Purchase Agreement (the “Oliveira Note and Share Purchase Agreement”), effective as of October 4, 2009, by and among the Company and Oliveira, as additional consideration for the exchange of the Original Note, the Company agreed to issue 530,000 shares of Common Stock to Oliveira. The Oliveira Note remains outstanding.

On October 16, 2009, the Company consummated the sale of a promissory note in the principal amount of $2,000,000 (the “Bricoleur Note”) to Bricoleur Partners, L.P. (‘Bricoleur’). There was no interest payable on the Note and the Note was due and payable on October 16, 2010 (the “Maturity Date”). Prior to the Maturity Date, the Company could pre-pay the Bricoleur Note at any time without penalty or premium and the Note was unsecured. The Note was not convertible into the Company’s Common Stock or other securities of the Company. However, under the Note and Share Purchase Agreement (the “Bricoleur Note and Share Purchase Agreement”), effective as of October 16, 2009, by and among the Company and Bricoleur, as additional consideration for the investment in the Bricoleur Note, IGC issued 530,000 shares of Common Stock to Bricoleur.  The Bricoleur Note remains outstanding.

During the three months ended December 31, 2010, the Company issued an additional 200,000 shares of Common Stock to each of Oliveira and Bricoleur specified above pursuant to the effective agreements respectively as penalties for failure to repay the promissory notes when due.

In March 2011, the Company finalized agreements with the Steven M. Oliveira 1998 Charitable Remainder Unitrust (‘Oliveira’) and Bricoleur Partners, L.P. (‘Bricoleur’) to exchange the promissory note issued to Oliveira on October 5, 2009 (the “New Oliveira Note”) and the promissory note issued to Bricoleur on October 16, 2009 (the “Bricoleur Note”) respectively for new promissory notes with later maturity dates. The Oliveira Note will be due on March 24, 2012, will bear interest at a rate of 30% per annum and will provide for monthly payments of principal and interest, which the Company may choose to settle through the issue of equity shares at an equivalent value.  The Bricoleur Note will be due on June 30, 2011 with no prior payments due and will not bear interest.   The Company issued additional 688,500 shares of its common stock to Bricoleur in connection with the extension of the term regarding the Bricoleur note.

The Company’s total interest expense was $ 1,395,433 and $ 1,221,466 for the year ended March 31, 2011 and 2010, respectively.  No interest was capitalized by the Company for the year ended March 31, 2011 and March 31, 2010.

OTHER CURRENT AND NON-CURRENT LIABILITIES	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Other Liabilities Disclosure [Text Block]
NOTE 7 – OTHER CURRENT AND NON-CURRENT LIABILITIES

Other current liabilities consist of the following:

	All amounts in USD
	As of
	Dec 31, 2011	March 31, 2011

Acquisition related payables	$1,000,000	$-
Other statutory dues payable	21,493	17,745
Employee related liabilities	70,110	77,147
	$1,091,603	$94,892

Other non-current liabilities consist of the following:

	All amounts in USD
	As of
	Dec 31, 2011	March 31, 2011

Acquisition related payables	$3,000,000	$-
Special reserve	593,938	-
Sundry creditors	676,085	$1,209,479
	$4,270,023	$1,209,479

Acquisition related payables represent the estimated cash consideration payable in connection with the Acquisition of HK Ironman.  The current portion of the consideration represents the amount payable on the fulfillment of certain post-closing conditions.  The balance consideration represents the amount payable on the achievement of certain earnings related targets for the year ended March 31, 2012 or 2013.  The management believes that the classification of this amount as non-current is appropriate since the earn-out targets are not expected to be met in the year ended March 31, 2012 and are most likely to be met only in the year ended March 31, 2013.  Sundry creditors consist primarily of creditors to whom amounts are due for supplies and materials received in the normal course of business.

Pursuant to PRC laws and regulations, PRC Ironman is required to accrue a special reserve for safety of production.  The reserve is based on the volume of production of the mine times the defined ratios set by the government.  This special reserve should be used to improve safety of the manufacturing condition of the Subsidiary and is prohibited for the declaration of dividends.  As of December 31, 2011, the special reserve was $593,938 included as part of other non-current liabilities.

NOTE 8 – OTHER CURRENT AND NON-CURRENT LIABILITIES

Other current liabilities consist of the following:

	As of March 31,
	2011	2010

Statutory dues payable	$17,745	$35,734
Employee related liabilities	77,147	90,207
Other liabilities	-	24,001
	$94,892	$149,942

Other non-current liabilities consist of the following:

	As of March 31,
	2011	2010

Sundry creditors	$1,209,479	$1,107,498
Provision for expenses	-	-
	$1,209,479	$1,107,498

Sundry creditors consist primarily of creditors to whom amounts are due for supplies and materials received in the normal course of business.

OTHER INCOME	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Other Income and Other Expense Disclosure [Text Block]
NOTE 20 – OTHER INCOME

Other income for the three months ended December 31, 2011 and December 31, 2010 consists primarily of the income/(loss) relating to the translation of the foreign currency denominated balances primarily consisting of inter-company receivable due to the parent company.  The significant depreciation of the Indian rupee against the U.S. dollar has resulted in an unrealized loss arising from the rupee denominated receivable in the books of the parent company.

NOTE 9 – OTHER INCOME

Other income in the current year consists primarily of the backer-recording of liabilities relating to the promoters of TBL, one of the subsidiaries of the Company. IGC had in the previous year disputed the payment of this liability and accordingly in the current year, it has been determined that the liability is no longer payable.

FAIR VALUE OF FINANCIAL INSTRUMENTS	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Fair Value Disclosures [Text Block]
NOTE 8 – FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of the Company’s current assets and current liabilities approximate their carrying value because of their short-term nature.  Such financial instruments are classified as current and are expected to be liquidated within the next twelve months.

NOTE 10 – FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of the Company’s current assets and current liabilities approximate their carrying value because of their short term maturity. Such financial instruments are classified as current and are expected to be liquidated within the next twelve months.

GOODWILL	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Schedule of Goodwill [Table Text Block]
NOTE 9 – GOODWILL

The movement in goodwill balance is given below.

	All amounts in USD
	As of
	Dec 31, 2011	March 31, 2011
Balance at the beginning of the period	$410,454	$6,146,720
Acquisition related goodwill (Refer Note 3)	643,117	-
Impairment loss	-	(5,792,849)
Effect of foreign exchange translation	(100,735)	56,583
	$952,836	$410,454

During the year ended March 31, 2011, the Company conducted the impairment analysis regarding the goodwill in its consolidated financial statements.  The goodwill balance of $6.2 million was completely allocated to the reporting unit, which has been determined to be TBL.

TBL, a small road building company, is engaged in highway and heavy construction activities.  TBL has constructed highways, rural roads, tunnels, dams, airport runways, and housing complexes, mostly in southern states.  TBL, because of its successful execution of contracts, is pre-qualified by the National Highway Authority of India (NHAI) and other agencies.  The Company owns 77% of TBL.  For the year ended March 31, 2011, TBL was not able to meet its cash flow projections, because it has not been able to win any new significant contracts.  As a result, TBL does not have a sufficient pipeline that would enable it to project cash flows.  Therefore, the impairment test for TBL is based on the recoverable values of its assets less the expected settlement of its liabilities.

The Company, based on the impairment analysis, concluded that the fair value of the reporting unit, established on the basis of its recoverable value, was substantially lower than the carrying value.  Therefore, the goodwill balance allocated to the reporting unit was impaired.  The Company recorded an impairment loss relating to the goodwill balance amounting to $5,792,849.  For this impairment test, the Company considered all the recorded assets and liabilities of TBL at its respective fair values.  In relation to the fixed assets, the Company considered the fair values on the basis of independent valuations obtained while for the other current assets, the carrying values were determined by the Company and these were found to approximate their fair values.  There have been no further indicators in the three months and nine months ended December 31, 2011, and therefore the Company has not performed any specific impairment tests for the goodwill balance in books.

NOTE 11 – GOODWILL

The movement in goodwill balance is given below:

	As of March 31,
	2011	2010

Balance at the beginning of the period	$6,146,720	$17,483,501
Elimination on deconsolidation of Sricon	-	(10,576,123)
Effect of foreign exchange translation	56,583	(760,658)
Impairment loss	(5,792,849)	-
	$410,454	$6,146,720

During the year ended March 31, 2011, the Company conducted an impairment analysis regarding the goodwill in its consolidated financial statements. The goodwill balance of $6,146,720 at the beginning of 2011 was allocated to our subsidiary Techni Bharathi Limited (‘TBL’). The Company assessed the recoverable value of TBL and concluded that it was lower than $6.2 million. Therefore the goodwill balance allocated to TBL was impaired by $ 5,792,849. The methodology used in the impairment test is described below.

TBL, a small road building company, is engaged in highway and heavy construction activities. TBL has constructed highways, rural roads, tunnels, dams, airport runways, and housing complexes, mostly in southern states. TBL, because of its successful execution of contracts, is pre-qualified by the National Highway Authority of India (NHAI) and other agencies.  We own 77% of TBL.

TBL’s share of the overall Indian construction market is very small. However, TBL’s prequalification and prior track record provides a way to grow the company in highway and heavy construction. Currently, TBL is engaged in the recovery of construction delay claims that it is pursuing against NHAI and the Cochin International Airport in the aggregate amount of $2.3 million.  TBL has received binding judgments in arbitration against and is in the process of collecting those judgments, which can typically take two to three years.

For the year ended March 31, 2011, TBL was not able to meet its cash flow projections, because it has not been able to win any new significant contracts. As a result, TBL does not have a sufficient pipeline that would enable it to project cash flows. Therefore, the impairment test for TBL is based on the recoverable values of its assets less the expected settlement of its liabilities.

For the purpose of the impairment test, we considered all the assets and liabilities of TBL. With respect to all the monetary assets and liabilities, the carrying values of the assets and the liabilities are considered to approximate the fair value of TBL since these are the expected recovery values and the expected values for settling liabilities. With respect to non-monetary assets such as fixed assets, we estimated the recoverable values based on a valuation certificate obtained from an approved independent appraiser. Further, the recoverability of claims is based on actual awards received in arbitration.

RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Related Party Transactions Disclosure [Text Block]
NOTE 11 – RELATED PARTY TRANSACTIONS AND BALANCES

The Company had agreed to pay Integrated Global Network, LLC (“IGN LLC”), an affiliate of our Chief Executive Officer, Mr. Mukunda, an administrative fee of $4,000 per month for office space and general and administrative services from the closing of the Public Offering through the date of a Business Combination.  For the nine months ended December 31, 2011, a total of $36,000 was accrued as rent payable to IGN LLC out of which nil was outstanding as of December 31, 2011.

One of the Company’s subsidiaries, TBL, has an accounts receivable due from Sricon, an affiliate of the Company, amounting to $3,114,572.  This amount was advanced by TBL to Sricon to fund a bid on a new contract and provide the working capital requirement for the contract.  Subsequently, due to certain disputes that have arisen between Sricon and IGC, the receivable of $3.1 million remains outstanding.  Sricon is unwilling to pay the amount, as it seeks to offset the amount as an equity payment from IGC.  However, the amount was advanced from TBL, not from IGC, and TBL has no equity in Sricon.  Further, IGC and TBL are legally different companies and therefore TBL has legal remedies under Indian law.  The Company has engaged Indian counsel who is in the process of preparing the case to pursue the recovery of this receivable.  As of this date, the Company is continuing to pursue the recovery of the funds and has engaged in settlement talks with Sricon.  From an accounting perspective, the Company has fully provided for this receivable due to the dispute although it intends to pursue collection of this receivable through an appropriate legal process in India.  The said provision is contained in the selling, general and administrative expenses of the Company for the year ended March 31, 2011.

The Company has certain related party balances towards the Chairman of the subsidiary company – PRC Ironman.  As of December 31, 2011, the amount due and amount payable from/to the related party amounted to $239,947 and $310,643, respectively.

NOTE 12 — RELATED PARTY TRANSACTIONS

The Company has entered into an agreement with SJS Associates subsequent to the stockholder’s approval of the acquisitions of Sricon and TBL.   For the year ended March 31, 2011, $ 40,160 was paid to SJS Associates for Mr. Selvaraj’s services, which included compensation expenses. There was no balance receivable or payable to/from this party as of March 31, 2011.

The Company had agreed to pay Integrated Global Network, LLC (“IGN, LLC”), an affiliate of our Chief Executive Officer, Mr. Mukunda, an administrative fee of $4,000 per month for office space and general and administrative services from the closing of the Public Offering through the date of a Business Combination. For the year ended March 31, 2011, a total of $ 48,000 was accrued as rent payable to IGN LLC out of which $ 8,000 was outstanding as of March 31, 2011.

The Company uses the services of Economic Law Practice (ELP), a law firm in India. A member of our Board of Directors, prior to his resignation on March 15, 2011, was a Partner of ELP.  Since inception to March 31, 2010, the Company has incurred $186,303. There were no accruals or payments regarding ELP during the year ended March 31, 2011. Accordingly, there was no balance receivable or payable to/from this party as of March 31, 2011.

The Company, specifically one of the subsidiaries of the Company, TBL, has a receivable from Sricon, an affiliate of the Company, amounting to $3,114,572. This amount was advanced by TBL to Sricon to fund a bid on a new contract and provide the working capital requirement for the contract. Subsequently, due to certain disputes that have arisen between Sricon and IGC, the receivable of $3.1 million is still outstanding. Sricon is unwilling to pay the amount as it seeks to offset the amount as an equity payment from IGC.  However the amount was advanced from TBL, not from IGC, and TBL has no equity in Sricon. Further, the two entities, IGC and TBL, are legally different companies and therefore TBL has legal remedies under Indian law.  The Company has engaged Indian counsel who is in the process of preparing the case to pursue the recovery of this receivable.  From an accounting perspective, the Company has created a full provision in respect of this receivable due to the dispute although it intends to pursue collection of this receivable through an appropriate legal process in India. The said provision is contained in the selling, general and administrative expenses of the Company.

COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Commitments and Contingencies Disclosure [Text Block]
NOTE 12 – COMMITMENTS AND CONTINGENCY

During the three months ended December 31, 2011, the Company assumed Ironman’s lease agreement with the local village neighborhood committee to mine the hills.  According to this agreement, the Company needs to pay about $967,000 by November 2012.

As of the date of this report, the Company had no material contingent liabilities.

NOTE 13 – COMMITMENTS AND CONTINGENCIES No significant commitments and contingencies were made or existed during the years ended March 31, 2011 and 2010.

PROPERTY, PLANT AND EQUIPMENT	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
NOTE 13 – PROPERTY, PLANT AND EQUIPMENT

A summary of property and equipment is as follows:

	All amounts in USD
	As of
	Dec 31, 2011	March 31, 2011
Plant and machinery	$9,192,169	$3,335,065
Vehicles	521,400	479,478
Building	297,687	351,147
Computer and other equipment	218,732	213,178
Office equipment	196,610	167,567
Land	11,226	10,870
Furniture and fixtures	87,803	87,768
Capital work-in-progress	2,833,264	137,696
Total Cost	13,358,891	4,782,769
Accumulated depreciation	5,337,285	3,551,008
Total, net	$8,021,606	$1,231,761

Depreciation expense for the nine months period ended December 31, 2011 and December 31, 2010 amounts to $169,225 and $659,002, respectively.

NOTE 14 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following:

	As of March 31,
	2011	2010

Land	$10,870	$10,870
Buildings	351,147	172,935
Plant and machinery	3,335,065	3,253,444
Furniture and fixtures	87,768	88,860
Computer equipment	213,178	209,012
Vehicles	479,478	478,749
Office equipment	167,563	161,680
Capital work-in-progress	137,696	136,440
	4,782,765	4,511,990
Less: Accumulated depreciation	(3,551,004)	(2,763,554)
	$1,231,761	$1,748,436

Depreciation and amortization expense for the fiscal years ended March 31, 2011 and March 31, 2010 was $785,066 and $603,153, respectively. Capital work-in-progress represents advances paid towards the acquisition of property and equipment and the cost of property and equipment not put to use before the balance sheet date.

INVESTMENT ACTIVITIES	12 Months Ended
Mar. 31, 2011
Investment Activities [Text Block]	NOTE 15 – INVESTMENT ACTIVITIES No significant investment activities occurred during the years ended March 31, 2011 and March 31, 2010.

SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Mar. 31, 2011
Selling General And Administrative Expenses
NOTE 16 — SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

During the current year, the Company has created a full provision on the amount receivable from one of its investee companies –Sricon- amounting to $ 3,143,242. Please refer Note 12 of the consolidated financial statements for further information relating to this write off.

Further during the current year, the Company recorded an expense amounting to $ 1,515,186 relating to bad debts on its accounts receivable and certain loans and advances.

STOCK-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 14 – STOCK-BASED COMPENSATION

On April 1, 2009 the Company adopted ASC 718, “Compensation-Stock Compensation” (previously referred to as SFAS No. 123 (revised 2004), Share Based Payment).  ASC 718 requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on their fair values.  As of December 31, 2011, the Company had granted 78,820 shares of common stock and a total of 2,786,450 stock options (1,413,000 granted in 2009 and 1,370,450 stock options granted during the three months ended June 30, 2011) to its directors and employees.  All of the options vested fully on the date of the grant.  The exercise price of each of the options is $1.00 and $0.56 per share, respectively, and each of the options will expire on May 13, 2014 and June 27, 2016, respectively.  The aggregate fair value of the underlying stock on the grant date was $39,410 and the fair value of the stock options on the grant dates was $90,997 and $235,267, respectively.  As of December 31, 2011, an aggregate of 116,030 shares of common stock remain available for future grants of options or stock awards under the 2008 Omnibus Plan.

The fair value of stock option awards is estimated on the date of grant using a Black-Scholes Pricing Model with the following assumptions for options awarded as of December 31, 2011:

Expected life of options	Granted in 2009	Granted in June 2011 quarter
	5 years	5 years
Vested options	100%	100%
Risk free interest rate	1.98%	4.10%
Expected volatility	35.35%	83.37%
Expected dividend yield	Nil	Nil

The volatility estimate was derived using historical data for the IGC stock.

NOTE 17 – STOCK-BASED COMPENSATION

On April 1, 2009 the Company adopted ASC 718, “Compensation-Stock Compensation”, (previously referred to as SFAS No. 123 (revised 2004), Share Based Payment).  ASC 718 requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on their fair values.  As of March 31, 2010, the Company granted 78,820 shares of common stock and 1,413,000 stock options, to its directors and employees, all of which were granted during the year ended March 31, 2010. No options were granted during the year ended March 31, 2011.   The options vested immediately.  The exercise price of the options was $1.00 per share, and the options will expire on May 13, 2014.  The fair value of the stock was $39,410 on the date of grant and the fair value of the stock options was $90,997.  Total share-based compensation expense, related to all of the Company’s share-based awards, recognized for the year ended March 31, 2010 is $130,407. As of March 31, 2011 under the 2008 Omnibus Plan, 471,045 options remain issuable under the plan.

The fair value of stock option awards is estimated on the date of grant using a Black-Scholes Pricing Model with the following assumptions for options awarded during the year ended March 31, 2010:

Expected life of options	5 years
Vested options	100%
Risk free interest rate	1.98%
Expected volatility	35.35%
Expected dividend yield	Nil

The volatility estimate was derived using historical data for the IGC stock and for public companies in the infrastructure industry.

EMPLOYEE BENEFITS	12 Months Ended
Mar. 31, 2011
Compensation and Employee Benefit Plans [Text Block]
NOTE 18 – EMPLOYEE BENEFITS

Gratuity In accordance with applicable Indian laws, the Company provides for gratuity, a defined benefit retirement plan (Gratuity Plan) covering certain categories of employees. The Gratuity Plan provides a lump sum payment to vested employees, at retirement or termination of employment, an amount based on the respective employee’s last drawn salary and the years of employment with the Company.

	As of March 31,
	2011	2010
Change in the benefit obligation
Projected Benefit Obligation (PBO) at the beginning of the year	(22,383)	-
Service cost	(1,510)	22,383
Interest cost	(1,967)	-
Benefits paid	3,578	-
Actuarial loss/(gain)	(6,498)	-
PBO at the end of the year	(28,780)	(22,383)
	-	-
Funded status	$(28,780)	$(22,383)

Net gratuity cost for the years ended March 31, 2011 and 2010 included:

	Year ended March 31,
	2011	2010
Service cost	1,510	22,383
Interest cost	1,967	-
Actuarial loss/(gain)	6,498
Net gratuity cost	$9,975	$22,383

 The weighted average actuarial assumptions used to determine benefit obligations and net periodic gratuity cost are:

	Year ended March 31,
	2011	2010
Discount rate	9.10%	8.65%
Rate of increase in compensation levels	8.00%	8.00%

The Company assesses these assumptions with its projected long-term plans of growth and prevalent industry standards.

The expected payout of the accumulated benefit obligation as of March 31 is as follows.

	As of March 31,
	2011	2010
Expected contribution during the year ending Year 1	$2,739	$3,582
Expected benefit payments for the years ending March 31:
Year 2	1,302	1,023
Year 3	1,347	1,046
Year 4	1,819	1,468
Year 5	9,048	8,164
Thereafter	15,806	13,135

Provident fund. In addition to the above benefits, all employees receive benefits from a provident fund, a defined contribution plan. The employee and employer each make monthly contributions to the plan equal to 12% of the covered employee’s salary. The contribution is made to the Government’s provident fund.

The Company recognized an expense of $ 6,819 and $16,446 towards contribution to various defined contribution and benefit plans during the years ended March 31, 2011 and March 31, 2010 respectively.

DECONSOLIDATION	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Mergers, Acquisitions and Dispositions Disclosures [Text Block]
NOTE 3 – ACQUISITIONS

HK Ironman

On December 31, 2011, the Company acquired 100% of the issued and outstanding shares of capital stock of H&F Ironman Limited (“HK Ironman”), a Hong Kong company.  HK Ironman owns 95% equity in H&F Venture Trade Ltd. aka Linxi He Fei Economic and Trade Co. (“PRC Ironman”).  One of IGC’s areas of focus is the export of iron ore to China.  HK Ironman through its subsidiary, PRC Ironman, operates a beneficiation plant in China, which converts low-grade ore to high-grade ore through a dry and wet separation processes.  This Acquisition is intended to provide IGC with a platform in China to expand its business and ship low-grade iron ore, which is available for export in India, to China and convert the ore to a higher-grade ore before selling it to customers in China.

The date of Acquisition, December 31, 2011, is the date on which the Company obtained control of HK Ironman by acquiring control over the majority of the Board of Directors of HK Ironman.  The Acquisition has been accounted for under the acquisition method of accounting in accordance with ASC Topic 805, “Business Combination.”  The total purchase price has been allocated to Ironman’s net tangible and intangible assets based on their estimated fair values at the date of Acquisition.  The purchase price allocation is based upon preliminary estimates and assumptions that may be subject to change during the measurement period (up to one year from the Acquisition date).  The Company generally does not expect the goodwill recognized to be deductible for income tax purposes.  The results of operations of Ironman will be included in the Company’s consolidated results for the three and twelve months ended March 31, 2012 since the date of Acquisition is December 31, 2011.  The assets and liabilities of Ironman have been recorded in the consolidated balance sheets of the Company as of December 31, 2011.

The total purchase consideration for the Acquisition was USD 13,103,500.  The consideration will be discharged in the form of shares and cash as follows:

All amounts in USD
Fair value

IGC Stock consideration	9,103,500
Cash consideration	1,000,000
Estimated earn-out payment (in the form of cash)	3,000,000
Total purchase consideration	$13,103,500

The purchase price has been preliminarily allocated to the acquired assets and liabilities, as follows:

All amounts in USD
Fair value

Cash and cash equivalents	2,678,119
Property, plant and equipment	7,142,118
Other assets	6,313,200
Intangible assets	3,880,957
Goodwill	643,117
Income and other taxes payable	4,849,922
Other liabilities	1,292,898
Deferred income tax liabilities	849,877
Non-controlling interest	561,314
$13,103,500

The above purchase price allocation includes provisional amounts for certain assets and liabilities.  The purchase price allocation will continue to be refined primarily in the areas of land usage rights, income taxes payable, other taxes payable, other contingencies and goodwill.  During the measurement period, the Company expects to receive additional detailed information to refine the provisional allocation presented above, including final third party valuation reports and pre-acquisition period tax returns.  The related depreciation and amortization from the acquired assets is also subject to revision based on the final allocation.  Non-controlling interests are valued based on the proportional interest in the fair value of the net assets of the acquired entity.

PRC Ironman is subject to the legal and regulatory requirements, including but not limited to those related to environmental matters and taxation, in the Chinese jurisdictions in which it operates.  The Company has conducted a preliminary assessment of liabilities arising from these matters and has recognized provisional amounts in its initial accounting for the Acquisition for all identified liabilities in accordance with the requirements ASC Topic 805.  However, the Company is continuing its review of these matters during the measurement period, and if new information obtained about facts and circumstances that existed at the Acquisition date identifies adjustments to the liabilities initially recognized, as well as any additional liabilities that existed at the Acquisition date, the acquisition accounting will be revised to reflect the resulting adjustments to the provisional amounts initially recognized.

The following unaudited pro forma results of operations of the Company for the three and nine months ended December 31, 2011 and 2010 assume that the Ironman Acquisition occurred at the beginning of the comparable period.  The Company allocated the total purchase price to Ironman’s net tangible and intangible assets based on their estimated fair values at the date of Acquisition.  The purchase price allocation is based upon preliminary estimates and assumptions that may be subject to change during the measurement period (up to one year from the Acquisition date).  The pro forma amounts include certain adjustments, including depreciation and amortization expense and income taxes.

	Three months ended December 31,		Nine months ended December 31,
	2011	2010	2011	2010

Pro forma revenues	$1,140,060	$4,992,736	$6,150,872	$15,766,702
Pro forma other income	$2,392,649	(25,914)	$2,402,573	34,558
Pro forma net income attributable to the IGC common shareholders	$952,752	$63,656	$(72,033)	$8,731,378
Pro forma earnings per share
Basic	$0.04	$0.004	$(0.003)	$0.63
Diluted	$0.04	$0.004	$(0.003)	$0.63

NOTE 19 – DECONSOLIDATION

Effective October 1, 2009, we decreased our ownership in Sricon Infrastructure from 63% to 22.3%.  On March 7, 2008 we consummated the Sricon Acquisition by purchasing 63% for $28,690,266 (based on an exchange rate of 40 INR for 1 USD).   Subsequently, we effectively borrowed, through an intermediary company, $17,900,000 (based on 40 INR for 1 USD) from Sricon.  Through 2008 and 2009 we expanded our business offerings beyond construction to include a rapidly growing materials business. We have successfully repositioned the company as a materials and construction company with construction activity in our TBL subsidiary and materials activity in our other subsidiaries. As a consequence, we no longer owe $17,900,000 and our corresponding ownership in Sricon had decreased from 63% to 22.3%, a minority interest.  The accounting of the decrease in ownership, or deconsolidation of Sricon from the balance sheet of IGC, results in the shrinking of IGC’s balance sheet and a one-time charge on the income statement.

The equity dilution of 40.715% resulted in a consideration of $17,900,000. Following the guidance under ASC 810-10, the parent derecognized the assets, liabilities and equity components (including the amounts previously recognized in other comprehensive income) related to Sricon.  IGC recorded a loss of $785,073 and further reclassified an accumulated AOCI loss of $2,098,492 in the income statement as a result of the dilution.  Deferred acquisition costs related to Sricon amounted to $1,854,750, which were subsequently recorded in the income statement for the Fiscal Year that ended March 31, 2010.

The Company accounted for its remaining 22.3% interest in Sricon by the equity method. The carrying value of the investment in Sricon as of March 31, 2010 was $8,443,181.  The Company’s equity in the income of Sricon for the period ended March 31, 2010 was $16,446. In the current year, due to certain disputes with the management of Sricon, the Company was not able to obtain the financial statements of Sricon. It has been determined that the Company no longer has significant influence in the operations of Sricon. Accordingly, the investment in Sricon is currently valued at cost less provision for impairment losses, if any. Please refer Note 25 for discussion on impairment loss relating to the investment in Sricon.

INCOME TAXES	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Income Tax Disclosure [Text Block]
NOTE 16 – INCOME TAXES

The Company adopted ASC 740, Accounting for Uncertainty in Income Taxes.  In assessing the recoverability of its deferred tax assets, the management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized.  The ultimate realization of the deferred tax assets is dependent on the generation of future taxable income during the periods in which those temporary differences become deductible.  The management considers historical and projected future taxable income, and tax planning strategies in making this assessment.

The Company did not record any income tax benefit (net of valuation allowance) or expense for the three months ended December 31, 2011.  The operations of the Company have continued to sustain losses during the current quarter.  As a result, there are no taxable profits that would entail an income tax expense.  Further, in March 2011, the Company created a valuation allowance for the entire balance of deferred tax assets due to the continued losses sustained by the Company.  Given that the Company continues to sustain losses during the current quarter, the Company believes that it is appropriate to not record any income tax benefit in the form of deferred taxes (net of valuation allowance).  Refer to Note 20 - Income Taxes to the audited financial statements contained in the Company’s Annual Report on Form 10-K/A (Amendment No. 2) for more details on utilization of tax assets.

The Company recorded a corresponding income tax benefit amounting to $20,212 and $475,226 for the three months and nine months ended December 31, 2010 respectively.

As of December 31, 2011, the Company has a deferred tax asset amounting to $180,929 and deferred tax liabilities amounting to $849,877.  These deferred tax assets and liabilities relate to the Acquisition of HK Ironman as of December 31, 2011 and, accordingly, have been recorded as an adjustment to the purchase price.  The management of the Company believes that the acquired entity will continue to make profits in the future and hence the recognition of the deferred tax asset is appropriate.  The deferred tax assets relate to the differences between the tax base and book base of certain liabilities, which are tax deductible on payment as per the applicable tax laws in China.  The deferred tax liability relates to the fair value adjustment in relation to the intangible asset in the form of land-use rights.

The Company reinvests all the accumulated undistributed earnings of foreign subsidiaries indefinitely.  Accordingly, the Company has not recorded any deferred taxes in relation to such undistributed earnings of its foreign subsidiaries.  It is impracticable to determine the undistributed earnings and the additional taxes payable when these earnings are remitted.

NOTE 20 – INCOME TAXES

Income tax expense (benefit) for each of the years ended March 31 consists of the following:

	March 31,
	2011		2010

Current:
Federal	$		$0
Foreign		(100,226)	92,310
State			0
Net Current		(100,226)	92,310

Deferred:
Federal		4,242,001	(2,947,845)
Foreign		(422,823)	113,464
State		381,433	(367,633)
Net Deferred		4,200,611	(3,202,014)
Total tax provision		$4,100,385	$(3,109,704)

The significant components of deferred income tax expense (benefit) from operations before non-controlling interest for each of the years ended March 31 consist of the following:

	March 31,
	2011	2010
Deferred tax expense (benefit)	$1,652,984	$(550,254)
Net operating loss carry forward	2,003,420	(1,999,512)
Foreign Tax Credits	544,207	(544,207)
Interest income deferred for reporting purposes
Difference between accrual accounting for reporting purposes and cash accounting for tax purposes
Less: Valuation Allowance	(4,200,611)	(108,041)
Net deferred tax asset	$0	$(3,202,014)

The total tax provision for income taxes for year ended March 31, 2011 differs from that amount which would be computed by applying the U.S. Federal income tax rate to income before provision for income taxes as follows:

	March 31,
	2011	2010
Statutory Federal income tax rate	34.0%	34.0%
State tax benefit net of federal tax	1.5%	-5.4%
Change in valuation allowance	8.2%	-
Loss on extinguishment of debt	-0.4%	-
Loss on dilution of Sricon	-	-12.3%
Impairment loss on goodwill	-11.9%	-
Impairment loss on investments	-4.4%	-
Capitalized interest costs	-2.8%	-5.2%
Tax benefits from US taxes	-	-48.9%
Amortization of debt discount	-	-1.5%
Effective income tax rate	24.2%	-39.3%

The deferred tax assets and liabilities as of March 31 consist of the following tax effects relating to temporary differences and carry forwards:

	March 31,
	2011	2010
Current deferred tax liabilities (assets):
Vacation Pay	$0	$(25,345)
Valuation allowance		-
Net current deferred tax liabilities (assets)	0	(25,345)

Noncurrent deferred tax assets (liabilities):
Startup Costs	921,378	(921,378)
Deferred Acquisition Costs	731,606	(731,606)
Property, plant and equipment		(121,242)
Foreign Tax Credits	544,207	(544,207)
Net Operating Losses	2,003,420	(1,999,512)
Valuation allowance	(4,200,611)	-
Non-Current net deferred tax assets	$0	$(4,075,461)

Deferred income tax assets, net of valuation allowances are expected to be realized through future taxable income.  The valuation allowance increased in 2011 by $4.1 million, primarily related net operating loss carry forwards and acquisition costs.  The company intends to maintain valuation allowances for those deferred tax assets unit sufficient evidence to support the reversal of the valuation allowance.

The Company's and/or its subsidiaries’ ability to utilize their net operating loss carry forwards may be significantly limited by Section 382 of the Internal Revenue Code of 1986, as amended, if the Company or any of its subsidiaries undergoes an “ownership change” as a result of changes in the ownership of the Company's or its subsidiaries’ outstanding stock pursuant to the exercise of the warrants or otherwise. A corporation generally undergoes an “ownership change” when the ownership of its stock, by value, changes by more than 50 percentage points over any three-year testing period. In the event of an ownership change, Section 382 imposes an annual limitation on the amount of post-ownership change taxable income a corporation may offset with pre-ownership change net operating loss carry forwards and certain recognized built-in losses. As of December 31, does not appear to have had an ownership change for Section 382 purposes.

SEGMENT INFORMATION	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Segment Reporting Disclosure [Text Block]
NOTE 17 – SEGMENT INFORMATION

Accounting pronouncements establish standards for the manner in which public companies report information about operating segments in annual and interim financial statements.  Operating segments are components of an enterprise that have distinct financial information available and evaluated regularly by the chief operating decision-maker (“CODM”) to decide how to allocate resources and evaluate performance.  The Company's CODM is considered to be the Company's chief executive officer (“CEO”).  The CEO reviews financial information presented on an entity level basis for purposes of making operating decisions and assessing financial performance.  Therefore, the Company has determined that it operates in a single operating and reportable segment.

As of now, the reports that are available to the CEO do not contain account information for the separate entities in India and China used for the purposes of consolidation.  After the Acquisition of Ironman, the Company is in the process of revising its CODM reports to capture details relating to the Acquisition separately.  Accordingly, the Company expects to review and ultimately revise the segments that would be reported for the quarter and year ended March 31, 2012.

NOTE 21 – SEGMENT INFORMATION

Accounting pronouncements establish standards for the manner in which public companies report information about operating segments in annual and interim financial statements. Operating segments are component of an enterprise that have distinct financial information available and evaluated regularly by the chief operating decision-maker ("CODM") to decide how to allocate resources and evaluate performance. The Company's CODM is considered to be the Company's chief executive officer ("CEO"). The CEO reviews financial information presented on an entity level basis for purposes of making operating decisions and assessing financial performance. Therefore, the Company has determined that it operates in a single operating and reportable segment.

RECONCILIATION OF EPS	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Earnings Per Share [Text Block]
NOTE 22 – RECONCILIATION OF EPS

For the three months ended December 31, 2011 and 2010, the basic shares include founders shares, shares sold in the market, shares sold in a private placement, shares sold in the IPO, shares sold in the registered direct, shares arising from the exercise of warrants issued in the placement of debt, and shares issued in connection with debt and shares issued to employees, directors and vendors.  The fully diluted shares include the basic shares plus warrants issued as part of the units sold in the private placement and IPO, warrants sold as part of the units sold in the registered direct, and employee options.  The UPO issued to the underwriters (1,500,000 shares) is not considered as the strike price for the UPO is “out of the money” at $6.50 per share.  The historical weighted average per share, for our shares, through December 31, 2011, was applied using the treasury method of calculating the fully diluted shares.  The weighted average number of shares outstanding used for the computation of basic EPS is 21,301,092 and 20,880,604 for the three months and nine months ended December 31, 2011.  Owing to the loss incurred during the three months and nine months ended December 31, 2011, all of the potential equity shares are anti-dilutive and, accordingly, the diluted EPS is equal to the basic EPS.

NOTE 22 – RECONCILIATION OF EPS

For the Fiscal Year Ended March 31, 2011 and 2010, the basic shares include founders shares, shares sold in the market, shares sold in a private placement, shares sold in the IPO, shares sold in the registered direct, shares arising from the exercise of warrants issued in the placement of debt, shares issued in connection with debt, and shares issued to employees, directors and vendors.   The fully diluted shares include the basic shares plus warrants issued as part of the units sold in the private placement and IPO, warrants sold as part of the units sold in the registered direct and employee options.  The historical weighted average per share for our shares through March 31, 2011, was applied using the treasury method of calculating the fully diluted shares.  The weighted average number of shares outstanding as at March 31, 2011 used for the computation of basic EPS is 15,108,920. Due to the loss incurred during the year ended March 31, 2011, all of the potential equity shares are anti-dilutive and accordingly, the diluted EPS is equal to the basic EPS.

SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Subsequent Events [Text Block]
NOTE 24 – SUBSEQUENT EVENTS

As of December 31, 2011, the Company had 4,868,590 shares that may be subject to the rescission rights outside stockholders’ equity.  (Please refer to Note 18).  These rescission rights resulted from the deficiency in the filing of the Form 10-K for the year ended March 31, 2010.  These rescission rights expire after a period of one year from the date on which the deficiency is subsequently rectified.  The Company filed a revised Form 10-K for the year ended March 31, 2010 on January 28, 2011 and thereby rectified the deficiency.  Consequently, the rescission rights on the shares issued during this period of deficiency lapsed on January 28, 2012.  These shares will be included as common stock issued and outstanding in the financial statements for the year ended March 31, 2012. The Company expects to reverse the rescission reserve in its balance sheet as of March 31, 2011.

NOTE 23 – SUBSEQUENT EVENTS

The Company, through its subsidiary, IGC Materials, Private Limited ("IGC-MPL"), previously created a partnership for operation of a rock quarry, in which IGC-MPL owns a 49% stake, with the owner of the land on which the quarry was located.  In order to promote investments in certain industries including quarrying, the government of Maharashtra, where the quarry is located, instituted a tax rebate. The tax rebate allows the quarry operators to recover their entire investment through the collection of taxes by retaining taxes that would otherwise be payable to the government. In July 2011, the Company’s application for the rebate was approved by the government of Maharashtra, and the partnership was accordingly granted the right to retain up to $2.68 million in sales taxes and royalty taxes collected through the sale of rock aggregate from the quarries. This figure amounts to the investment made by the Company to develop the rock quarry including infrastructure and machinery.  The Company expects that it may take a few years to fully realize the benefits of the tax rebate.

INVESTMENTS - OTHERS	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Cost and Equity Method Investments Disclosure [Text Block]
NOTE 19 – INVESTMENTS-OTHERS

Investments – others for each of the periods ended December 31, 2011 and March 31, 2011 consist of the following:

	All amounts in USD
	As of
	Dec 31, 2011	March 31, 2011

Investment in equity shares of an unlisted company	$57,188	$67,355
Investment in partnership (SIIPL-IGC)	708,872	810,508
	$766,060	$877,863

NOTE 24 – INVESTMENTS – OTHERS

Investments – others for each of the years ended March 31, 2011 and 2010 consists of the following:

	As of March 31,
	2011	2010

Investment in equity shares of an unlisted company	$67,355	$66,741
Investment in partnership (SIIPL-IGC)	810,508	744,149
	$877,863	$810,890

IMPAIRMENT	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Restructuring, Impairment, and Other Activities Disclosure [Text Block]
NOTE 21 – IMPAIRMENT

For the year ended March 31, 2011, the Company conducted an impairment test on the investment in Sricon.  Effective October 1, 2009, the Company diluted its investment in Sricon from 63% to 22%.  Post-dilution, the Company continued to account for the investment in Sricon based on the equity method of accounting.  However, the Company entered into a management dispute with Sricon after the Company was not able to obtain the financial statements of Sricon after March 31, 2010.  The Company conducted an impairment test based on the information available with it and the recoverable value of assets that it could ascertain.  Based on such an impairment test, the Company had concluded that the investment in Sricon needed to be impaired by $2,184,599.  There have been no further indicators for impairment in the current quarter and accordingly, the Company has not conducted an impairment test for the three months ended December 31, 2011.

NOTE 25 – IMPAIRMENT

Effective October 1, 2009, the Company reduced its investment in Sricon from 63% to 22%. For the financial year ended March 31, 2010 the Company conducted an impairment test on the 22% investment in Sricon using the discounted cash flow methodology. The Company had access to the unaudited balance sheet of Sricon as of December 31, 2009, but did not have audited financial statements of Sricon for the year ended March 31, 2010. The Company used information from the unaudited December 31, 2009 balance sheet, recoverable values of property, plant and equipment not used in the operations of the Company based on independent third party valuations and Sricon’s history of winning and renewing contracts in determining the discounted cash flow. Based on the impairment test applied at the end of March 31, 2010, the Company concluded that the recoverable value of its investment in Sricon exceeded the total of the value of its receivable in Sricon and its investment in Sricon. Therefore no impairment was provided with respect to the receivable and investment in Sricon.

In January 2011, the Company Law Board in India (CLB), a body that has jurisdiction over companies in India, granted the Company’s petition to stay any transactions, such as purchases, sales or a further creation of liability on Sricon’s fixed properties including land and plant and machinery. Further, based on CLB orders representatives of the Company visited Sricon for an inspection in January 2011, February 2011, April 2011 and June 2011.

Based on the CLB order freezing the sale of assets and creation of liability and allowing inspections by the Company, the Company believes that it has sufficient information on the existing assets and liabilities in Sricon to perform an impairment test. Further, as Sricon can no longer alienate the assets or create further liabilities, the Company believes that this forms an appropriate basis for the assessment of the recoverable value of the investment. The nature of information available to the Company includes assets (plant, machinery, land, building,) and significant liabilities.

For the year ended March 31, 2011 the Company again conducted an impairment test on its 22% investment in Sricon. However, the methodology for assessing the value of our investment and the recoverability of our receivable in Sricon, for the financial year ended March 31, 2011 was based on an assessment of recoverable values of property, plant and equipment as certified by independent government approved appraisers and not on a discounted cash flow methodology. The Company currently does not have sufficient financial information on Sricon and the lack of such financial statements may impact our ability to accurately value the investment. The methodology used in determining the fair value of assets included the current market value of real estate owned by Sricon, the recoverable value for equipment and an estimate for the timing of collection on awarded arbitration claims discounted to its present value using a discount rate of 12%. Based on this, the Company concluded that as of March 31, 2011 a liquidation of Sricon including a sale of assets and settlement of liabilities would result in the Company’s ability to recover $6.4 million. The Company therefore impaired 100% of its $3.1 million receivable in Sricon, and impaired $2.2 million of its investment. The carrying value of the investment in Sricon for the year ended March 31, 2011 is $6.4 million, which is equal to the recoverable assessed value.

UNAUDITED QUARTERLY FINANCIAL DATA	12 Months Ended
Mar. 31, 2011
Quarterly Financial Information [Text Block]
NOTE 26 – UNAUDITED QUARTERLY FINANCIAL DATA

The information for the quarter ending December 31, 2009 has been restated as stated in Note 3 – Restatement of Previously Issued Financial Statements.

The restated Statement of Operations for the quarter ending 31 December 2009 is presented below:

INDIA GLOBALIZATION CAPITAL, INC. AND SUBSIDIARIES

CONSOLIDATED STATEMENT OF OPERATIONS

	3 months ended 31 Dec 2009 – As reported in 10Q	As restated	9 months ended 31 Dec 2009 – As reported in 10Q	As restated

Revenues	$5,909,024	$5,909,024	$13,994,503	$13,994,503
Cost of revenues	(5,326,393)	(5,326,393)	(11,829,440)	(11,829,440)
Selling, general and administrative expenses	(3,049,603)	(3,049,603)	(4,446,137)	(4,446,137)
Depreciation	(101,991)	(101,991)	(519,812)	(519,812)
Operating income (loss)	$(2,568,963)	$(2,568,963)	$(2,800,886)	$(2,800,886)
Compensation expenses	(123,139)	(123,139)	(123,139)	(123,139)
Interest expense	(252,619)	(252,619)	(1,019,687)	(1,019,687)
Amortization of debt discount	(178,218)	(178,218)	(178,218)	(178,218)
Interest income	37,314	37,314	139,641	139,641
Equity in (gain)/loss of affiliates	16,446	16,446	16,446	16,446
Other income, net	3,570	3,570	6,836	6,836
Income before income taxes and minority interest attributable to non-controlling interest	$(3,065,609)	$(3,065,609)	$(3,959,007)	$(3,959,007)
Income taxes benefit/ (expense)	103,281	103,281	(54,486)	(54,486)
Extraordinary items
Loss on dilution of stake in Sricon	(3,205,616)	(3,205,616)	(3,205,616)	(3,205,616)
Net income/(loss)	$(6,167,944)	$(6,167,944)	$(7,219,109)	$(7,219,109)
Non-controlling interests in earnings of subsidiaries	(7,574)	(7,574)	(72,599)	(72,599)
Net income / (loss) attributable to common stockholders	$(6,175,518)	$(6,175,518)	$(7,291,708)	$(7,291,708)
Weighted-average number of shares outstanding:
Basic	12,898,291	12,898,291	12,898,291	12,898,291
Diluted	13,559,184	12,898,291	13,559,184	12,898,291
Net Income per share
Basic	$(0.48)	$(0.48)	$(0.56)	$(0.56)
Diluted	$(0.45)	$(0.48)	$(0.54)	$(0.56)

* The effect of restatement on the diluted EPS has been shown in Italics in the table above.

INDIA GLOBALIZATION CAPITAL, INC. AND SUBSIDIARIES

CONSOLIDATED STATEMENT OF CASH FLOWS

	Nine months ended December 31,
	2009 (as originally filed)	Adjustments	2009 (as restated)
Cash flows from operating activities:
Net income (loss)	$(7,219,109)	-	$(7,219,109)
Adjustment to reconcile net income (loss) to net cash:
Deferred taxes	(68,699)	28,637	(40,062)
Depreciation	519,812	-	519,812
Amortization of debt discount	178,219	-	178,219
Interest expense (including non-cash)	375,758	767,068	1,142,826
Loss on extinguishment of debt	586,785	-	586,785
Loss on dilution of stake in Sricon	3,205,616	-	3,205,616
Deferred acquisition cost written off	1,854,750	-	1,854,750
Equity in earnings of affiliates	(16,446)	-	(16,446)
Changes in:		-
Accounts receivable	(5,364,846)	1,465,666	(3,899,180)
Inventories	(389,904)	17,702	(372,202)
Prepaid expenses and other current assets	(168,549)	248,765	80,216
Trade payables	3,621,690	(4,020)	3,617,670
Other current liabilities	96,813	(1,102,799)	(1,005,986)
Other non-current liabilities	(49,901)	(111,169)	(161,070)
Non-current assets	74,242	(20,244)	53,998
Net cash used in operating activities	$(2,763,769)	1,289,606	$(1,474,163)

Cash flow from investing activities:
Purchase of property and equipment	(123,450)	(65,365)	(188,815)
Investment in non-current investments (joint ventures etc.)	(600,024)	-	(600,024)
Restricted cash	(261,232)	(15,069)	(276,301)
Net cash movement relating to de-consolidation of subsidiary	-	(102,045)	(102,045)
Net cash provided/(used) in investing activities	$(984,706)	(182,479)	$(1,167,185)

Cash flows from financing activities:
Proceeds from/ (repayment of) in other short-term borrowings	148,091	(687,956)	(539,865)
Proceeds from/ (repayment of) from long-term borrowings	(141,873)	(285,600)	(427,473)
Issuance of equity shares	1,777,939	-	1,777,939
Proceeds from notes payable	2,000,000	-	2,000,000
Interest paid	(72,710)	(287,883)	(360,593)
Net cash provided/(used) by financing activities	$3,711,447	(1,261,439)	$2,450,008
Effects of exchange rate changes on cash and cash equivalents	(12,632)	154,312	141,680
Net increase/(decrease) in cash and cash equivalents	(49,390)	-	(49,660)
Cash and cash equivalent at the beginning of the period	2,129,365	-	2,129,635
Cash and cash equivalent at the end of the period	$2,079,705	-	$2,079,705

CERTAIN AGED RECEIVABLES	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Certain Aged Receivables [Text Block]
NOTE 23 – CERTAIN AGED RECEIVABLES

The accounts receivable as of December 31, 2011 and March 31, 2011 include certain aged receivables in the amount of $1.95 million and $2.37 million respectively.  These receivables are due from the National Highway Authority of India (NHAI) and the Cochin International Airport.  The Government of India owns NHAI and the Cochin International Airport is partially owned by the State Government of Kerala.  The receivables have been due for periods in excess of one year as of December 31, 2011 and March 31, 2011.  These receivables have been classified as current for the following reasons:

TBL worked on the building of an airport runway at the Cochin International Airport and a road and associated bridges on a highway for the NHAI.  During the execution of these projects, the clients of the Company requested several changes to the engineering drawings.  The claims of the Company against each of the clients involve reimbursement of expenses associated with the change orders and variances as well as compensation for delays caused by the client.  The delay part of the claim involves equipment that is idle on the job, including interest or lease charges for the equipment while it is idle, workers that are idle, among others.  The expense reimbursement involves cost of material including the escalation in the cost of materials, and other charges.  These invoices were disputed by the clients and referred to arbitration.  The process of arbitration involves each party choosing an arbitrator and the arbitrators appointing a third chief arbitrator.  Each party then presents its case over several months and the arbitrator makes an award.

The receivables occurred and became due when TBL won two separate arbitration awards against each of these organizations.  The arbitration awards were first reported and booked in the year ended March 31, 2010.  The arbitration awards stipulate that interest be accrued for the period of non-payment.  However, the receivables do not have an interest component, as the Company will try to use the accrued interest as negotiating leverage for an earlier payment.  Although the receivables are contractually due, and hence its classification as current, it may take the Company anywhere from the next 30 days to two years to actually realize the funds, depending on how long these organizations want to delay payment.  The Company continues to carry the full value of the receivables, without interest and without any impairment, because the Company believes that there is minimal risk that these organizations will become insolvent and be unable to make payment.

NOTE 27 – CERTAIN AGED RECEIVABLES

The accounts receivable as of March 31, 2011 and March 31, 2010 include certain aged receivables in the amount of $2.37 million and $2.30 million respectively.  These receivables are due from the National Highway Authority of India (NHAI) and the Cochin International Airport.  The Government of India owns NHAI and the Cochin International Airport is partially owned by the State Government of Kerala.  The receivables have been due for periods in excess of one year as of March 31, 2011.  These receivables have been classified as current for the following reasons:

Our subsidiary in India, TBL, worked on the building of an airport runway at the Cochin International Airport and a road and associated bridges on a highway for the NHAI. During the execution of these projects the clients of the Company requested several changes to the engineering drawings.  The claims of the Company against each of the clients involve reimbursement of expenses associated with the change orders and variances as well as compensation for delays caused by the client.  The delay part of the claim involves equipment that is idle on the job, including interest or lease charges for the equipment while it is idle, and workers that are idle, among others.  The expense reimbursement involves cost of new material including any escalation in the cost of materials, usage of equipment, personnel and other charges that were incurred as a result of the delays caused by the change orders.  These invoices were disputed by the clients and referred to arbitration. The process of arbitration involves each party choosing an arbitrator and the arbitrators appointing a third chief arbitrator. Each party then presents its case over several months and the arbitrator makes an award.

The receivables occurred and became due when TBL won two separate arbitration awards against each of these organizations. The arbitration awards were first reported on our Form 10-K for the fiscal year ended March 31, 2010 and reflected in our March 31, 2010 financial statements filed as part of the Form 10-K. The arbitration awards stipulate that interest be accrued for the period of non-payment.  However, the receivables do not have an interest component as we will try and use the accrued interest as negotiating leverage for an earlier payment.  Although the receivables are contractually due, and hence its classification as current, it may take the Company  anywhere from the next 30 days to two years to actually realize the funds, depending on how long these organizations want to delay paying.  The Company continues to carry the full value of the receivables, without interest and without any impairment, because the Company believes that there is minimal risk that these organizations will become insolvent and unable to make payment.

RE-CLASSIFICATIONS to CONSOLIDATED BALANCE SHEETS AND CONSOLIDATED STATEMENTS OF OPERATIONS	12 Months Ended
Mar. 31, 2011
Reclassifications [Text Block]
NOTE 28 – RE-CLASSIFICATIONS to CONSOLIDATED BALANCE SHEETS AND CONSOLIDATED STATEMENTS OF OPERATIONS

Subsequent to the filing of the Form 10-K for the fiscal year ended March 31, 2011, the Company has re-classified the following figures, in both 2011 and 2010, to conform to the standards required by the SEC:

1.	Reclassified the non-controlling interest on the face of the consolidated balance sheet and included the same as a part of the total stockholders’ equity.

2.	Added a line on the stockholders’ equity to provide the total equity related to the Parent company or IGC.

3.	The impairment losses on goodwill and investments have been included as a part of the operating income/(loss) in the consolidated statements of income.

4.	Removed the sub-total titled ‘Revenue less cost of revenue (excluding depreciation)’ in the consolidated statements of income.

There are no changes in the Consolidated Statement of Operations with respect to net income/loss attributable to common stock holders and in the case of the Consolidated Balance Sheets, the total liabilities and stockholders’ equity, remains the same.

OVERVIEW	9 Months Ended
Dec. 31, 2011
Nature of Operations [Text Block]
NOTE 1 – OVERVIEW

a)	Description of the Company

India Globalization Capital, Inc. ("IGC" or the "Company"), a Maryland corporation, was organized on April 29, 2005, as a blank check company formed for the purpose of acquiring one or more businesses with operations primarily in India through a merger, capital stock exchange, asset acquisition or other similar business combination or acquisition.  On March 8, 2006, IGC completed an initial public offering of units, with each unit consisting of one share of common stock and two warrants to purchase a share of common stock.  The units and the common stock and warrants included in the units are listed on the NYSE Amex exchange.

On December 30, 2011, IGC acquired a 95% equity interest in Linxi He Fei Economic and Trade Co., aka Linxi H&F Economic and Trade Co., a People’s Republic of China-based company ("PRC Ironman") by acquiring 100% of the equity of H&F Ironman Limited, a Hong Kong company ("HK Ironman").  Collectively, PRC Ironman and HK Ironman are referred to as "Ironman."

IGC operates in India and China geographies specializing in the infrastructure sector.  Operating as a fully integrated infrastructure company, IGC, through its subsidiaries, has expertise in mining and quarrying, road building, and the construction of high-temperature plants.  The Company’s medium-term plans are to expand each of these core competencies while offering an integrated suite of service offerings to our customers.  The Company’s core businesses are its operations as a materials and construction company.

b)	List of subsidiaries with percentage holding

The operations of IGC are based in India and China.  The financial statements of the following subsidiaries have been considered for consolidation.

Subsidiaries	Immediate holding company	Country of Incorporation	Percentage of holding as of December 31, 2011	Percentage of holding as of March 31, 2011
IGC – Mauritius ("IGC-M")	IGC	Mauritius	100	100
IGC India Mining and Trading Private Limited ("IGC-IMT")	IGC-M	India	100	100
IGC Logistic Private Limited ("IGC-LPL")	IGC-M	India	100	100
IGC Materials Private Limited ("IGC-MPL")	IGC-M	India	100	100
H&F Ironman Limited (“HK Ironman”)	IGC	Hong Kong	100	-
Linxi H&F Economic and Trade Co. ("PRC Ironman")	HK Ironman	Peoples’ Republic of China	95	-
Techni Bharathi Limited (“TBL”)	IGC-M	India	77	77

ACCOUNTS RECEIVABLES	9 Months Ended
Dec. 31, 2011
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE 5 – ACCOUNTS RECEIVABLES

The accounts receivable, net of allowances, amounted to $5,971,786 and $3,312,051, as of December 31, 2011 and March 31, 2011, respectively.  The Company maintains an allowance for doubtful accounts based on present and prospective financial condition of the customer and the inherent credit risk.  Accounts receivable are not collateralized.

COMMON STOCK	9 Months Ended
Dec. 31, 2011
Stockholders' Equity Note Disclosure [Text Block]
NOTE 15 – COMMON STOCK

The Company has three securities listed on the NYSE Amex: (1) common stock, $.0001 par value (ticker symbol: IGC), (2) redeemable warrants to purchase common stock (ticker symbol: IGC.WT), and (3) units consisting of one share of common stock and two redeemable warrants to purchase common stock (ticker symbol: IGC.U).  The units may be separated into common stock and warrants.  Each warrant entitles the holder to purchase one share of common stock at an exercise price of $5.00.  The warrants issued in our initial public offering that were to expire on March 3, 2011, are now to expire on March 8, 2013 since the Company exercised its right to extend the terms of those warrants.

The registration statement for the initial public offering was declared effective on March 2, 2006.  The Company’s outstanding warrants are exercisable and may be exercised by contacting IGC or the transfer agent, Continental Stock Transfer & Trust Company.  The Company has a right to call the warrants, provided the common stock has traded at a closing price of at least $8.50 per share for any 20 trading days within a 30-trading day period ending on the third business day prior to the date on which notice of redemption is given.  If the Company calls the warrants, either the holder will have to exercise the warrants by purchasing the common stock from the Company for $5.00 or the warrants will expire.

The Company had 12,989,207 shares of common stock issued and outstanding as of March 31, 2010.  During the twelve months ended March 31, 2011, the Company also issued 30,000 shares of common stock to American Capital Ventures and Maplehurst Investment Group for services rendered and 9,135 shares to Red Chip Companies valued at $8,039 for investor relations related services rendered.

The Company also issued a total of 400,000 shares of common stock, as consideration for the extension of the loans under the promissory notes described in Note 10 - Notes Payable during the twelve months ended March 31, 2011.

In February 2011, the Company consummated another transaction with Bricoleur to exchange the promissory note held by Bricoleur for a new note with an extended repayment term.  The Company issued 688,500 shares of common stock valued at approximately $419,985 as consideration for the exchange, as discussed in Note 10 above.

In March 2011, the Company and Oliveira agreed to exchange the promissory note held by Oliveira for a new note with an extended repayment term and provisions permitting the Company at its discretion to repay the loan through the issuance of equity shares at a stated value over a specific term.  As of December 31, 2011, the Company has issued 1,570,001 shares of common stock valued at $798,176 to this debt holder, which constituted an element of repayment of principal as well as the interest in equated installments.

During the quarter ended December 31, 2011, the shareholders of the Company approved a transaction for the issuance of 31,500,000 equity shares to the owners of HK Ironman in exchange for 100% of the equity of the Company (refer to Note 3).  These shares were issued on December 31, 2011 and have been considered as outstanding as of this date.

Further, as set forth in Note 14, the Company has also issued 2,786,450 stock options to some of its directors and employees pursuant to a stock option plan all of which are outstanding as of December 31, 2011.